Document and Entity Information	12 Months Ended	22 Months Ended
	Dec. 31, 2010	Oct. 25, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EXPRESS SCRIPTS INC
Entity Central Index Key	0000885721
Document Type	8-K
Document Period End Date		Oct 25, 2011
Amendment Flag	false

Consolidated Balance Sheet (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 523.7	$ 1,070.4
Restricted cash and investments	16.3	9.1
Receivables, net	1,720.9	2,516.4
Inventories	382.4	313
Deferred taxes	86	135
Prepaid expenses	177.6	90.7
Other current assets	34.4	3.5
Current assets of discontinued operations	0	5.4
Total current assets	2,941.3	4,143.5
Property and equipment, net	372.7	347.1
Goodwill	5,486.2	5,497.1
Other intangible assets, net	1,725	1,880.8
Other assets	32.6	31.7
Noncurrent assets of discontinued operations	0	31
Total assets	10,557.8	11,931.2
Current liabilities:
Claims and rebates payable	2,666.5	2,850.7
Accounts payable	656.7	706.4
Accrued expenses	593.9	549.2
Current maturities of long-term debt	0.1	1,340.1
Current liabilities of discontinued operations	0	10.4
Total current liabilities	3,917.2	5,456.8
Long-term debt	2,493.7	2,492.5
Other liabilities	540.3	430.1
Total liabilities	6,951.2	8,379.4
Commitments and contingencies (Note 12)
Stockholders' equity:
Preferred stock, 5,000,000 shares authorized, $0.01 par value per share; and no shares issued and outstanding
Common stock, 1,000,000,000 shares authorized, $0.01 par value; shares issued: 690,231,000 and 345,279,000, respectively; shares outstanding: 528,069,000 and 275,007,000, respectively	6.9	3.5
Additional paid-in capital	2,354.4	2,260
Accumulated other comprehensive income	19.8	14.1
Retained earnings	5,369.8	4,188.6
Stockholders' equity before treasury stock	7,750.9	6,466.2
Common stock in treasury at cost, 162,162,000and 70,272,000 shares, respectively	(4,144.3)	(2,914.4)
Total stockholders' equity	3,606.6	3,551.8
Total liabilities and stockholders' equity	$ 10,557.8	$ 11,931.2

Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Stockholders' equity:
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	690,231,000	345,279,000
Common stock, shares outstanding	528,069,000	275,007,000
Common stock in treasury at cost, shares	162,162,000	70,272,000

Consolidated Statement of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Consolidated Statement of Operations [Abstract]
Revenues	$ 44,973.2	[1]	$ 24,722.3	[1]	$ 21,941.2	[1]
Cost of revenues	42,015	[1]	22,298.3	[1]	19,910.6	[1]
Gross Profit	2,958.2		2,424		2,030.6
Selling, general and administrative	887.3		926.5		756.3
Operating income	2,070.9		1,497.5		1,274.3
Other (expense) income:
Non-operating charges, net					(2)
Undistributed loss from joint venture					(0.3)
Interest income	4.9		5.3		13
Interest expense	(167.1)		(194.4)		(77.6)
Total other (expense) income	(162.2)		(189.1)		(66.9)
Income before income taxes	1,908.7		1,308.4		1,207.4
Provision for income taxes	704.1		481.8		431.5
Net income from continuing operations	1,204.6		826.6		775.9
Net (loss) income from discontinued operations, net of tax	(23.4)		1		0.2
Net income	$ 1,181.2		$ 827.6		$ 776.1
Weighted average number of common shares outstanding during the period:
Basic:	538.5	[2]	527	[2]	497.8	[2]
Diluted:	544		532.2		503.6
Basic earnings (loss) per share:
Continuing operations	$ 2.24		$ 1.57		$ 1.56
Discontinued operations	$ (0.04)
Net earnings	$ 2.19		$ 1.57		$ 1.56
Diluted earnings (loss) per share:
Continuing operations	$ 2.21		$ 1.55		$ 1.54
Discontinued operations	$ (0.04)
Net earnings	$ 2.17		$ 1.56		$ 1.54

[1]	Includes retail pharmacy co-payments of $6,181.4, $3,132.1, and $3,153.6 for the years ended December 31, 2010, 2009, and 2008, respectively.
[2]	The increase in the weighted average number of common shares outstanding for the year ended December 31, 2010 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009, partially offset by the repurchase of 26.9 million treasury shares during the year ended December 31, 2010. The increase in the weighted average number of common shares outstanding for the year ended December 31, 2009 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009.

Consolidated Statement of Operations (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Operations [Abstract]
Retail pharmacy co-payments included in Network revenues	$ 6,181.4	$ 3,132.1	$ 3,153.6

Consolidated Statement of Changes in Stockholders Equity (USD $) In Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Treasury Stock
Beginning Balance at Dec. 31, 2007	$ 696.4	$ 3.2	$ 564.5	$ 20.9	$ 2,584.9	$ (2,477.1)
Beginning Balance, Shares at Dec. 31, 2007		318.9
Comprehensive income:
Net income	776.1				776.1
Other comprehensive income,
Foreign currency translation adjustments	(14.7)			(14.7)
Comprehensive income	761.4			(14.7)	776.1
Treasury stock acquired	(494.4)					(494.4)
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	4.6		0.6			4
Amortization of unearned compensation under employee plans	40.3		40.3
Exercise of stock options	27.7		(6.8)			34.5
Tax benefit relating to employee stock compensation	42.2		42.2
Ending Balance at Dec. 31, 2008	1,078.2	3.2	640.8	6.2	3,361	(2,933)
Beginning Balance, Shares at Dec. 31, 2008		318.9
Comprehensive income:
Net income	827.6				827.6
Other comprehensive income,
Foreign currency translation adjustments	7.9			7.9
Comprehensive income	835.5			7.9	827.6
Issuance of common stock, net of costs	1,569.1	0.3	1,568.8
Issuance of common stock, net of costs, Shares		26.4
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	3		(3)			6
Amortization of unearned compensation under employee plans	44.6		44.6
Exercise of stock options	8		(4.6)			12.6
Tax benefit relating to employee stock compensation	13.4		13.4
Ending Balance at Dec. 31, 2009	3,551.8	3.5	2,260	14.1	4,188.6	(2,914.4)
Ending Balance, Shares at Dec. 31, 2009		345.3
Comprehensive income:
Net income	1,181.2				1,181.2
Other comprehensive income,
Foreign currency translation adjustments	5.7			5.7
Comprehensive income	1,186.9			5.7	1,181.2
Stock split in form of dividend		3.4	(3.4)
Stock split in form of dividend, Shares		345.1
Treasury stock acquired	(1,276.2)					(1,276.2)
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	(2.6)		(14.5)			11.9
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes, Shares		(0.2)
Amortization of unearned compensation under employee plans	49.7		49.7
Exercise of stock options	38.1		3.7			34.4
Tax benefit relating to employee stock compensation	58.9		58.9
Ending Balance at Dec. 31, 2010	$ 3,606.6	$ 6.9	$ 2,354.4	$ 19.8	$ 5,369.8	$ (4,144.3)
Ending Balance, Shares at Dec. 31, 2010		690.2

Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 1,181.2	$ 827.6	$ 776.1
Net income from discontinued operations, net of tax	23.4	(1)	(0.2)
Net income from continuing operations	1,204.6	826.6	775.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	244.7	106.7	94.1
Deferred income taxes	110.4	51.5	33.8
Employee stock-based compensation expense	49.7	44.6	40.2
Bad debt expense	5.2	24.1	30
Deferred financing fees	5.1	66.3	2.4
Other, net	9.4	3.3	18.3
Changes in operating assets and liabilities, net of changes resulting from acquisitions:
Receivables	793	(506)	23.7
Inventories	(70.2)	(58.1)	(38)
Other current and noncurrent assets	(90)	(68.6)	6.1
Claims and rebates payable	(186.7)	995.4	113
Other current and non-current liabilities	29.9	266.2	(8.4)
Net cash provided by operating activities-continuing operations	2,105.1	1,752	1,091.1
Net cash provided by operating activities - discontinued operations	12.3	19.5	11.9
Net cash flows provided by operating activities	2,117.4	1,771.5	1,103
Cash flows from investing activities:
Purchases of property and equipment	(119.9)	(147.5)	(83.8)
Purchase of short-term investments	(38)	(1,201.4)
Cash received from short-term investment	8.6	6.4	38.9
Proceeds from the sale of business	2.5		27.7
Acquisitions, net of cash acquired, and investment in joint venture		(4,672.6)	(251.5)
Sale of short-term investments		1,198.9
Short-term investment transferred from cash			(49.3)
Other	1.7	(4.3)	(0.6)
Net cash used in investing activities - continuing operations	(145.1)	(4,820.5)	(318.6)
Net cash used in investing activities - discontinued operations	(0.8)	(1.9)	(2)
Net cash used in investing activities	(145.9)	(4,822.4)	(320.6)
Cash flows from financing activities:
Repayment of long-term debt	(1,340.1)	(420.1)	(260)
Treasury stock acquired	(1,276.2)		(494.4)
Tax benefit relating to employee stock-based compensation	58.9	13.4	42.1
Net proceeds from employee stock plans	35.3	12.5	31.9
Deferred financing fees	(3.9)	(79.5)
Proceeds from long-term debt, net of discounts		2,491.6
Net proceeds from stock issuance		1,569.1
Other	3
Net cash (used in) provided by financing activities	(2,523)	3,587	(680.4)
Effect of foreign currency translation adjustment	4.8	3.6	(6)
Net (decrease) increase in cash and cash equivalents	(546.7)	539.7	96
Cash and cash equivalents at beginning of year	1,070.4	530.7	434.7
Cash and cash equivalents at end of year	523.7	1,070.4	530.7
Cash paid during the year for:
Income tax payments, net of refunds	601.4	478.3	342.4
Interest	$ 162.3	$ 185.8	$ 72.9

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies
1.	Summary of significant accounting policies

Organization and operations. We are one of the largest full-service pharmacy benefit management (“PBM”) companies in North America, providing healthcare management and administration services on behalf of clients that include health maintenance organizations, health insurers, third-party administrators, employers, union-sponsored benefit plans, workers’ compensation plans and government health programs. During the first quarter of 2009, we changed our reportable segments to PBM and Emerging Markets (“EM”). Segment disclosures for 2008 have been reclassified to reflect the new structure where appropriate. During the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. Segment disclosures for all years presented have been restated for comparability (see Note 13). Our integrated PBM services include network claims processing, home delivery services, patient care and direct specialty home delivery to patients, benefit design consultation, drug utilization review, formulary management, drug data analysis services, distribution of injectable drugs to patient homes and physician offices, bio-pharma services, fertility services to providers and patients, and fulfillment of prescriptions to low-income patients through manufacturer-sponsored patient assistance programs. Through our EM segment, we provide services including distribution of pharmaceuticals and medical supplies to providers and clinics and healthcare administration and implementation of consumer-directed healthcare solutions.

As noted above, we report segments on the basis of services offered and have determined we have two reportable segments: PBM and EM. Our domestic and Canadian PBM operating segments have similar characteristics and as such have been aggregated into a single PBM reporting segment.

Basis of presentation. The consolidated financial statements include our accounts and those of our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Investments in affiliated companies, 20% to 50% owned, are accounted for under the equity method. Certain amounts in prior years have been reclassified to conform to the current year presentation. The preparation of the consolidated financial statements conforms to generally accepted accounting principles in the United States, and requires us to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates and assumptions.

Discontinued operations. On September 17, 2010, we completed the sale of our Phoenix Marketing Group (“PMG”) line of business. Upon classification as a discontinued operation in the second quarter of 2010, an impairment charge of  $28.2 million was recorded to reflect goodwill and intangible asset impairment and the subsequent write-down of PMG assets to fair market value. The loss on the sale as well as other charges related to discontinued operations during the third quarter of 2010 totaled  $8.3 million. These charges are included in net (loss) income from discontinued operations, net of tax in the consolidated statement of operations for the year ended December 31, 2010.

On June 30, 2008, we completed the sale of CuraScript Infusion Pharmacy, Inc. (“IP”), our infusion pharmacy line of business, for  $27.5 million and recorded a pre-tax gain of approximately  $7.4 million. On April 4, 2008, we completed the sale of Custom Medical Products, Inc. (“CMP”) and recorded a pre-tax loss of approximately  $1.3 million. These amounts are included in net (loss) income from discontinued operations, net of tax in the consolidated statement of operations for the year ended December 31, 2008.

The results of operations for PMG, IP and CMP are reported as discontinued operations for all periods presented in the accompanying consolidated statement of operations. Additionally, for all periods presented, assets and liabilities of the discontinued operations are segregated in the accompanying consolidated balance sheet, and cash flows of our discontinued operations are segregated in our accompanying consolidated statement of cash flows (see Note 4 – Discontinued operations).

Cash and cash equivalents. Cash and cash equivalents include cash on hand and investments with original maturities of three months or less. We have banking relationships resulting in certain cash disbursement accounts being maintained by banks not holding our cash concentration accounts. As a result, cash disbursement accounts carrying negative book balances of  $418.8 million and  $330.8 million (representing outstanding checks not yet presented for payment) have been reclassified to claims and rebates payable, accounts payable and accrued expenses at December 31, 2010 and 2009, respectively. This reclassification restores balances to cash and current liabilities for liabilities to our vendors which have not been settled. No overdraft or unsecured short-term loan exists in relation to these negative balances.

We have restricted cash and investments in the amount of  $16.3 million and  $9.1 million at December 31, 2010 and 2009, respectively. These amounts consist of investments and cash which include participants’ health savings accounts, employers’ pre-funding amounts and Express Scripts Insurance Company (“ESIC”) amounts restricted for state insurance licensure purposes.

Accounts receivable. Based on our revenue recognition policies discussed below, certain claims at the end of a period are unbilled. Revenue and unbilled receivables for those claims are estimated each period based on the amount to be paid to network pharmacies and historical gross margin. Estimates are adjusted to actual at the time of billing. Historically, adjustments to our original estimates have been immaterial. As of December 31, 2010 and 2009, unbilled receivables for continuing operations were  $911.3 million and  $1,218.4 million, respectively. Unbilled receivables are billed to clients typically within 30 days based on the contractual billing schedule agreed upon with the client.

We provide an allowance for doubtful accounts equal to estimated uncollectible receivables. This estimate is based on the current status of each customer’s receivable balance as well as current economic and market conditions. Receivables are written off against the allowance only upon determination such amounts are not recoverable and all collection attempts have failed. As of December 31, 2010 and 2009, we have an allowance for doubtful accounts for continuing operations of  $64.8 million and  $93.4 million, respectively. As a percent of accounts receivable, our allowance for doubtful accounts for continuing operations was 3.8% and 3.7% at December 31, 2010 and 2009, respectively.

Inventories. Inventories consist of prescription drugs and medical supplies which are stated at the lower of first-in first-out cost or market.

Property and equipment. Property and equipment is carried at cost and is depreciated using the straight-line method over estimated useful lives of seven years for furniture and three to five years for equipment and purchased computer software. Buildings are amortized on a straight-line basis over estimated useful lives of ten years to thirty-five years. Leasehold improvements are amortized on a straight-line basis over the remaining term of the lease or the useful life of the asset, if shorter. Expenditures for repairs, maintenance and renewals are charged to income as incurred. Expenditures that improve an asset or extend its estimated useful life are capitalized. When properties are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in income.

Research and development expenditures relating to the development of software for internal purposes are charged to expense until technological feasibility is established. Thereafter, the remaining software production costs up to the date placed into production are capitalized and included as property and equipment. Amortization of the capitalized amounts commences on the date placed into production, and is computed on a product-by-product basis using the straight-line method over the remaining estimated economic life of the product but not more than five years. Reductions, if any, in the carrying value of capitalized software costs to net realizable value are expensed. With respect to capitalized software costs, we recorded amortization expense of  $23.2 million in 2010,  $20.4 million in 2009 and  $19.7 million in 2008.

Marketable securities. All investments not included as cash and cash equivalents are accounted for in accordance with applicable accounting guidance for investments in debt and equity securities. Management determines the appropriate classification of our marketable securities at the time of purchase and re-evaluates such determination at each balance sheet date. All marketable securities at December 31, 2010 and 2009 were recorded in other noncurrent assets on our consolidated balance sheet (see Note 2 – Fair value measurements).

Securities bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value, which is based upon quoted market prices, with unrealized holding gains and losses included in earnings. We held trading securities, consisting primarily of mutual funds, totaling  $13.5 million and  $11.4 million at December 31, 2010 and 2009, respectively. We maintain our trading securities to offset changes in certain liabilities related to our deferred compensation plan discussed in Note 11 – Employee benefit plans and stock-based compensation plans. Net gain (loss) recognized on the trading portfolio was  $1.5 million,  $3.8 million, and  $(5.2) million in 2010, 2009, and 2008, respectively.

Securities not classified as trading or held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, which is based upon quoted market prices, with unrealized holding gains and losses reported through other comprehensive income, net of applicable taxes. We held no securities classified as available for sale at December 31, 2010 or 2009.

Impairment of long lived assets. We evaluate whether events and circumstances have occurred which indicate the remaining estimated useful life of long lived assets, including other intangible assets, may warrant revision or the remaining balance of an asset may not be recoverable. The measurement of possible impairment is based on a comparison of the fair value of the related assets to the carrying value using discount rates that reflect the inherent risk of the underlying business. Impairment losses, if any, would be recorded to the extent the carrying value of the assets exceeds the implied fair value resulting from this calculation (see Note 4 – Discontinued operations and Note 7 – Goodwill and other intangibles).

Goodwill. Goodwill is evaluated for impairment annually or when events or circumstances occur indicating that goodwill might be impaired. In addition, we evaluate whether events or circumstances have occurred that may indicate an impairment in goodwill. The measurement of possible impairment is based on a comparison of the fair value of each reporting unit to the carrying value of the reporting unit’s assets. We determine reporting units based on component parts of our business one level below the segment level. Our reporting units represent businesses for which discrete financial information is available and reviewed regularly by segment management. Impairment losses, if any, would be determined based on the fair value of the individual assets and liabilities of the reporting unit, using discount rates that reflect the inherent risk of the underlying business. We would record an impairment charge to the extent the carrying value of goodwill exceeds the implied fair value of goodwill resulting from this calculation. This valuation process involves assumptions based upon management’s best estimates and judgments that approximate the market conditions experienced for our reporting units at the time the impairment assessment is made. These assumptions include, but are not limited to, earnings and cash flow projections, discount rate and peer company comparability. Actual results may differ from these estimates due to the inherent uncertainty involved in such estimates. No impairment existed for any of our reporting units at December 31, 2010 or 2009.

During 2010, we wrote off  $22.1 million of goodwill in connection with the classification of PMG as a discontinued operation.

Other intangible assets. Other intangible assets include, but are not limited to, customer contracts and relationships, non-compete agreements, deferred financing fees and trade names. Other intangible assets, excluding customer contracts, customer relationships and trade names, are recorded at cost. Customer contracts and relationships are valued at fair market value when acquired using the income method. Customer contracts and relationships related to our 10-year contract with WellPoint, Inc. (“WellPoint”) under which we provide pharmacy benefit management services to WellPoint and its designated affiliates (“the PBM agreement”) are being amortized using a modified pattern of benefit method over an estimated useful life of 15 years. All other intangible assets, excluding trade names which have an indefinite life, are amortized on a straight-line basis, which approximates the pattern of benefit, over periods from 5 to 20 years for customer-related intangibles and 3 to 10 years for other intangible assets (see Note 7 – Goodwill and other intangibles).

The amount of other intangible assets reported is net of accumulated amortization of  $383.6 million and  $234.5 million at December 31, 2010 and 2009, respectively. Amortization expense for our continuing operations for customer-related intangibles and non-compete agreements included in selling, general and administrative expense was  $40.7 million,  $34.7 million, and  $33.2 million for the years ended December 31, 2010, 2009, and 2008, respectively. In accordance with applicable accounting guidance, amortization expense for our continuing operations of  $114.0 million and  $9.5 million (for one month in 2009) for customer contracts related to the PBM agreement has been included as an offset to revenue for the year ended December 31, 2010 and 2009, respectively. Amortization expense for our continuing operations for deferred financing fees included in interest expense was  $5.1 million,  $4.0 million and  $2.4 million in 2010, 2009 and 2008, respectively.

Self-insurance accruals. We maintain insurance coverage for claims that arise in the normal course of business. Where insurance coverage is not available, or, in our judgment, is not cost-effective, we maintain self-insurance accruals to reduce our exposure to future legal costs, settlements and judgments. Self-insured losses are accrued based upon estimates of the aggregate liability for the costs of uninsured claims incurred using certain actuarial assumptions followed in the insurance industry and our historical experience (see Note 12 – Commitments and contingencies). It is not possible to predict with certainty the outcome of these claims, and we can give no assurances any losses, in excess of our insurance and any self-insurance accruals, will not be material.

Fair value of financial instruments. The carrying value of cash and cash equivalents, restricted cash and investments, accounts receivable, claims and rebates payable, and accounts payable approximated fair values due to the short-term maturities of these instruments. The fair value, which approximates the carrying value, of our bank credit facility was estimated using either quoted market prices or the current rates offered to us for debt with similar maturity (see Note 2 – Fair value measurements).

Revenue recognition. Revenues from our PBM segment are earned by dispensing prescriptions from our home delivery and specialty pharmacies, processing claims for prescriptions filled by retail pharmacies in our networks, and providing services to drug manufacturers, including administration of discount programs (see also “Rebate accounting” below).

Revenues from dispensing prescriptions from our home delivery pharmacies are recorded when prescriptions are shipped. At the time of shipment, our earnings process is complete: the obligation of our customer to pay for the drugs is fixed, and, due to the nature of the product, the member may not return the drugs nor receive a refund.

Revenues from our specialty line of business are from providing medications/pharmaceuticals for diseases that rely upon high-cost injectable, infused, oral, or inhaled drugs which have sensitive handling and storage needs, bio-pharmaceutical services including marketing, reimbursement and customized logistics solutions, and providing fertility services to providers and patients. Specialty revenues earned by our PBM segment are recognized at the point of shipment. At the time of shipment, we have performed substantially all of our obligations under our customer contracts and do not experience a significant level of reshipments. Appropriate reserves are recorded for discounts and contractual allowances which are estimated based on historical collections over a recent period. Any differences between our estimates and actual collections are reflected in operations in the period in which payment is received. Differences may result in the amount and timing of our revenues for any period if actual performance varies from our estimates. Allowances for returns are estimated based on historical return trends.

Revenues from our PBM segment are also derived from the distribution of pharmaceuticals requiring special handling or packaging where we have been selected by the pharmaceutical manufacturer as part of a limited distribution network and the distribution of pharmaceuticals through Patient Assistance Programs where we receive a fee from the pharmaceutical manufacturer for administrative and pharmacy services for the delivery of certain drugs free of charge to doctors for their low-income patients. These revenues include administrative fees received from these programs.

Revenues related to the distribution of prescription drugs by retail pharmacies in our networks consist of the prescription price (ingredient cost plus dispensing fee) negotiated with our clients, including the portion to be settled directly by the member (co-payment), plus any associated administrative fees. These revenues are recognized when the claim is processed. When we independently have a contractual obligation to pay our network pharmacy providers for benefits provided to our clients’ members, we act as a principal in the arrangement and we include the total prescription price as revenue in accordance with applicable accounting guidance. Although we generally do not have credit risk with respect to retail co-payments, the primary indicators of gross treatment are present. When a prescription is presented by a member to a retail pharmacy within our network, we are solely responsible for confirming member eligibility, performing drug utilization review, reviewing for drug-to-drug interactions, performing clinical intervention, which may involve a call to the member’s physician, communicating plan provisions to the pharmacy, directing payment to the pharmacy and billing the client for the amount it is contractually obligated to pay us for the prescription dispensed, as specified within our client contracts. We also provide benefit design and formulary consultation services to clients. We have separately negotiated contractual relationships with our clients and with network pharmacies, and under our contracts with pharmacies we assume the credit risk of our clients’ ability to pay for drugs dispensed by these pharmacies to clients’ members. Our clients are not obligated to pay the pharmacies as we are primarily obligated to pay retail pharmacies in our network the contractually agreed upon amount for the prescription dispensed, as specified within our provider contracts. These factors indicate we are a principal as defined by applicable accounting guidance and, as such, we record the total prescription price contracted with clients in revenue.

If we merely administer a client’s network pharmacy contracts to which we are not a party and under which we do not assume credit risk, we record only our administrative fees as revenue. For these clients, we earn an administrative fee for collecting payments from the client and remitting the corresponding amount to the pharmacies in the client’s network. In these transactions we act as a conduit for the client. Because we are not the principal in these transactions, drug ingredient cost is not included in our revenues or in our cost of revenues.

In retail pharmacy transactions, amounts paid to pharmacies and amounts charged to clients are always exclusive of the applicable co-payment. Retail pharmacy co-payments, which we instructed retail pharmacies to collect from members, of  $6.2 billion,  $3.1 billion and  $3.2 billion for the years ended December 31, 2010, 2009, and 2008, respectively, are included in revenues and cost of revenues. We changed our accounting policy for member co-payments during the third quarter of 2008 to include member co-payments to retail pharmacies in revenue and cost of revenue. Retail pharmacy co-payments increased in the year ended December 31, 2010 as compared to 2009 due to the acquisition of NextRx and the new contract with the Department of Defense (“DoD”), partially offset by an increase in generic utilization. Retail pharmacy co-payments decreased in the year ended December 31, 2009 as compared to 2008 due to the expected loss of discount card programs and other low margin clients, as well as an increase in generic utilization.

Many of our contracts contain terms whereby we make certain financial and performance guarantees, including the minimum level of discounts or rebates a client may receive, generic utilization rates, and various service guarantees. These clients may be entitled to performance penalties if we fail to meet a financial or service guarantee. Actual performance is compared to the guarantee for each measure throughout the period, and accruals are recorded as an offset to revenue if we determine that our performance against the guarantee indicates a potential liability. These estimates are adjusted to actual when the guarantee period ends, and we have either met the guaranteed rate or paid amounts to clients. Historically, adjustments to our original estimates have been immaterial.

We bill our clients based upon the billing schedules established in client contracts. At the end of a period, any unbilled revenues related to the sale of prescription drugs that have been adjudicated with retail pharmacies are estimated based on the amount we will pay to the pharmacies and historical gross margin. Those amounts due from our clients are recorded as revenue as they are contractually due to us for past transactions. Adjustments are made to these estimated revenues to reflect actual billings at the time clients are billed; historically, these adjustments have not been material.

In accordance with applicable accounting guidance, amortization of  $114.0 million and  $9.5 million for customer contracts related to the PBM agreement with WellPoint has been included as an offset to revenues for the years ended December 31, 2010 and 2009, respectively.

Revenues from our EM segment are earned from the distribution of pharmaceuticals and medical supplies to providers and clinics. These revenues are recognized at the point of shipment. At the time of shipment, we have performed substantially all of our obligations under our customer contracts and do not experience a significant level of reshipments. Appropriate reserves are recorded for discounts and contractual allowances which are estimated based on historical collections over a recent period. Any differences between our estimates and actual collections are reflected in operations in the period in which payment is received. Differences may result in the amount and timing of our revenues for any period if actual performance varies from our estimates. Allowances for returns are estimated based on historical return trends.

Rebate accounting. We administer a rebate program through which we receive rebates and administrative fees from pharmaceutical manufacturers. Rebates and administrative fees earned for the administration of this program, performed in conjunction with claim processing and home delivery services provided to clients, are recorded as a reduction of cost of revenue and the portion of the rebate and administrative fees payable to customers is treated as a reduction of revenue. The portion of rebates and administrative fees payable to clients is estimated based on historical and/or anticipated sharing percentages. These estimates are adjusted to actual when amounts are paid to clients. We record rebates and administrative fees receivable from the manufacturer and payable to clients when the prescriptions covered under contractual agreements with the manufacturers are dispensed; these amounts are not dependent upon future pharmaceutical sales. Rebates and administrative fees billed to manufacturers are determinable when the drug is dispensed. We pay all or a contractually agreed upon portion of such rebates to our clients.

Cost of revenues. Cost of revenues includes product costs, network pharmacy claims payments, co-payments, and other direct costs associated with dispensing prescriptions, including shipping and handling (see also “Revenue Recognition” and “Rebate Accounting”). We changed our accounting policy for member co-payments during the third quarter of 2008 to include member co-payments to retail pharmacies in revenue and cost of revenue.

Income taxes. Deferred tax assets and liabilities are recognized based on temporary differences between financial statement basis and tax basis of assets and liabilities using presently enacted tax rates. We account for uncertainty in income taxes as described in Note 9 – Income taxes.

Employee stock-based compensation. Grant-date fair values of stock options and “stock-settled” stock appreciation rights (“SSRs”) are estimated using a Black-Scholes valuation model. Compensation expense is reduced based on estimated forfeitures with adjustments recorded at the time of vesting when actual forfeitures are greater than estimates. Forfeitures are estimated based on historical experience. We use an accelerated method of recognizing compensation cost for awards with graded vesting, which essentially treats the grant as three separate awards, with vesting periods of 12, 24 and 36 months for those grants that vest over three years. The majority of our stock-based awards have three-year vesting.

See Note 11 – Employee benefit plans and stock-based compensation for more information regarding stock-based compensation plans.

Earnings per share (reflecting the two-for-one stock split effective June 8, 2010). Basic earnings per share (“EPS”) is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed in the same manner as basic earnings per share but adds the number of additional common shares that would have been outstanding for the period if the dilutive potential common shares had been issued. All shares are calculated under the “treasury stock” method. The following is the reconciliation between the number of weighted average shares used in the basic and diluted earnings per share calculation for all periods (amounts are in millions):

	2010	2009	2008
Weighted average number of common shares outstanding during the period – Basic EPS (1)	538.5	527.0	497.8
Dilutive common stock equivalents:
Outstanding stock options, SSRs, restricted stock units, and executive deferred compensation units (2)	5.5	5.2	5.8

Weighted average number of common shares outstanding during the period – Diluted EPS (1)	544.0	532.2	503.6

(1)	The increase in the weighted average number of common shares outstanding for the year ended December 31, 2010 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009, partially offset by the repurchase of 26.9 million treasury shares during the year ended December 31, 2010. The increase in the weighted average number of common shares outstanding for the year ended December 31, 2009 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009.
(2)	Excludes awards of 2.8 million, 1.6 million, and 0.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. These were excluded because their effect was anti-dilutive.

Foreign currency translation. The financial statements of our foreign subsidiaries are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted average exchange rate for each period for revenues, expenses, gains and losses. The functional currency for our foreign subsidiaries is the local currency and cumulative translation adjustments (credit balances of  $19.8 million and  $14.1 million at December 31, 2010 and 2009, respectively) are recorded within the accumulated other comprehensive income component of stockholders’ equity.

Comprehensive income. In addition to net income, our components of comprehensive income (net of taxes) are foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities. We recognized foreign currency translation adjustments of  $5.7 million,  $7.9 million and ( $14.7) million for the years ending December 31, 2010, 2009 and 2008, respectively. We have displayed comprehensive income within the Statement of Changes in Stockholders’ Equity.

New accounting guidance. In December 2007, the Financial Accounting Standards Board (“FASB”) revised the authoritative guidance for business combinations. The guidance changes the definitions of a business and a business combination, and will result in more transactions recorded as business combinations. Certain acquired contingencies will be recorded initially at fair value on the acquisition date, transaction and restructuring costs generally will be expensed as incurred and in partial acquisitions, companies generally will record 100 percent of the assets and liabilities at fair value, including goodwill. In April 2009, the FASB amended guidance which clarifies the accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance is effective as of January 1, 2009. We have accounted for the NextRx business combination, and will account for all future business combinations, under this guidance (see Note 3 – Changes in business).

In April 2008, the FASB issued authoritative guidance which intends to improve the consistency between the useful life of an intangible asset and the period of expected cash flows used to measure the fair value of the asset. The guidance is effective for fiscal years beginning after December 15, 2008. These provisions were applied to intangible assets acquired as part of the NextRx business combination and will be applied to future intangible assets acquired.

In June 2009, the FASB issued authoritative guidance which identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with generally accepted accounting principles (“GAAP”) in the United States. This guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Adoption of the guidance did not have an impact on our financial position, results of operations, or cash flows.

Fair value measurements	12 Months Ended
Dec. 31, 2010
Fair value measurements [Abstract]
Fair value measurements
2.	Fair value measurements

FASB guidance regarding fair value measurement establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Financial assets accounted for at fair value on a recurring basis at December 31, 2010 and 2009 include cash equivalents of  $426.3 million and  $909.8 million, restricted cash and investments of  $16.3 million and  $9.1 million, and trading securities of  $13.5 million and  $11.4 million (included in other assets), respectively. These assets are carried at fair value based on quoted market prices for identical securities (Level 1 inputs). Cash equivalents include investments in AAA-rated money market mutual funds with maturities of less than 90 days.

FASB guidance allows a company to elect to measure eligible financial assets and financial liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings at each subsequent reporting date. Eligible items include, but are not limited to, accounts and loans receivable, equity method investments, accounts payable, guarantees, issued debt and firm commitments. Currently, we have not elected to account for any of our eligible items using the fair value option under this guidance.

In April 2009, the FASB issued (1) guidance on determining fair value when market activity has decreased, (2) guidance which addresses other-than-temporary impairments for debt securities; and (3) guidance that discusses fair value disclosures for financial instruments in interim periods. The guidance is effective for interim and annual periods ending after June 15, 2009 and the adoption did not have a material impact on our financial statements.

The carrying value of cash and cash equivalents, restricted cash and investments, accounts receivable, claims and rebates payable, and accounts payable approximated fair values due to the short-term maturities of these instruments. The fair value, which approximates the carrying value, of our bank credit facility was estimated using either quoted market prices or the current rates offered to us for debt with similar maturity. The carrying values and the fair values of our Senior Notes are shown in the following table:

	December 31, 2010		December 31, 2009
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
5.25% senior notes due 2012, net of unamortized discount	$999.6	$1,056.0	$999.4	$1,068.6
6.25% senior notes due 2014, net of unamortized discount	996.9	1,116.0	996.1	1,095.7
7.25% senior notes due 2019, net of unamortized discount	497.1	586.3	496.8	591.6

Total	$2,493.6	$2,758.3	$2,492.3	$2,755.9

The fair values of our Senior Notes were estimated based on quoted prices in active markets for identical securities (Level 1 inputs). In determining the fair value of liabilities, we took into consideration the risk of nonperformance. Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value at which the liability would be transferred to a market participant. This risk did not have a material impact on the fair value of our liabilities.

Changes in business	12 Months Ended
Dec. 31, 2010
Changes in business [Abstract]
Changes in business
3.	Changes in business

Acquisitions. On December 1, 2009, we completed the purchase of 100% of the shares and equity interests of the NextRx PBM Business from WellPoint in exchange for total consideration of  $4.675 billion paid in cash. The working capital adjustment was finalized during the second quarter of 2010 and reduced the purchase price by  $8.3 million, resulting in a final purchase price of  $4.667 billion. The NextRx PBM Business is a national provider of PBM services, and we believe the acquisition will enhance our ability to achieve cost savings, innovations, and operational efficiencies which will benefit our customers and stockholders. The purchase price was primarily funded through a  $2.5 billion underwritten public offering of senior notes completed on June 9, 2009, resulting in net proceeds of  $2,478.3 million, and a public offering of 52.9 million shares of common stock completed June 10, 2009, resulting in net proceeds of  $1,569.1 million. This acquisition is reported as part of our PBM segment. For the year ended December 31, 2009, we incurred transaction costs of  $61.1 million related to the acquisition which are included in selling, general and administrative expense. In accordance with the accounting guidance for business combinations which became effective in 2009, the transaction costs were expensed as incurred. Our PBM operating results include those of the NextRx PBM Business beginning on December 1, 2009, the date of acquisition.

The parties have agreed to make an election under Section 338(h)(10) of the Internal Revenue Code with respect to the transaction which results in the goodwill and other intangibles generated being tax deductible over 15 years. We estimate the value of such election to us to be between  $800 million and  $1.2 billion dependent upon the discount factor and tax rate assumed. This benefit will be realized over the 15 year period as the goodwill and other intangibles are amortized and deducted for tax purposes. There was no separate asset related to this tax benefit recorded in our consolidated financial statements upon close of the acquisition as the tax basis of these assets was equal to their book basis. Additionally, at the closing of the acquisition, we entered into a 10-year contract with WellPoint, the PBM agreement, under which we provide pharmacy benefits management services to WellPoint and its designated affiliates which were previously provided by NextRx. The services provided under the PBM agreement include retail network pharmacy management, home delivery and specialty pharmacy services, drug formulary management, claims adjudication and other services consistent with those provided to other PBM clients. These services are provided to HMOs, health insurers, third-party administrators, employers, union-sponsored benefit plans, workers’ compensation plans and government health programs, which is consistent with our current customer base.

The following unaudited pro forma information presents a summary of our combined results of operations and those of the NextRx PBM Business for the year ended December 31, 2009 as if the acquisition and financing transactions had occurred at January 1, 2009, along with certain pro forma adjustments to give effect to amortization of other intangible assets, interest expense on acquisition debt and other adjustments. This information is presented with actual results from the year ended December 31, 2010 for comparative purposes. The following pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date, nor is it necessarily an indication of trends in future results for a number of reasons, including but not limited to, differences between the assumptions used to prepare the pro forma information, cost savings from operating efficiencies, differences resulting from the 10-year contract with WellPoint, potential synergies, and the impact of incremental costs incurred in integrating the PBM business:

	Year Ended December 31,
(in millions, except per share data)	2010	2009
Total revenues	$44,973.2	$39,143.2
Net income from continuing operations	1,204.6	1,062.9
Basic earnings per share from continuing operations	2.24	1.94
Diluted earnings per share from continuing operations	$2.21	$1.92

The purchase price has been allocated based upon the estimated fair value of net assets acquired and liabilities assumed at the date of the acquisition. We completed our final purchase price allocation during the fourth quarter of 2010. All adjustments were immaterial individually and in the aggregate. The components of the final purchase price allocation for NextRx are as follows:

Allocation of Purchase Price (in millions):
Current assets	$943.8
Property and equipment	42.7
Acquired intangible assets	1,585.0
Goodwill	2,668.9
Liabilities assumed	(573.7)

Total	$4,666.7

The values of the tangible net assets in the above table are representative of the fair values of those assets and liabilities. The current assets of  $943.8 million are primarily comprised of pharmaceutical manufacturer rebate receivables, which have historically experienced better collection rates than other customer trade receivables. As a result, the allowance for doubtful accounts related to these receivables is lower than our book of business average. The liabilities assumed of  $573.7 million are primarily comprised of rebates payable to clients.

A portion of the excess of purchase price over tangible net assets acquired has been allocated to intangible assets consisting of customer contracts in the amount of  $1,585.0 million. Of this amount,  $65.0 million related to external customers is being amortized using the straight-line method over an estimated useful life of 10 years. An additional  $1,520.0 million related to the PBM agreement with WellPoint is being amortized using a pattern of benefit method over an estimated useful life of 15 years, with a greater portion of the expense recorded in the first five years. The amortization of the value ascribed to the PBM agreement is reflected as a reduction of revenue. These assets are included in other intangible assets on the consolidated balance sheet. The acquired intangible assets were valued using an income approach.

The excess of purchase price over tangible net assets and identified intangible assets acquired has been allocated to goodwill in the amount of  $2,668.9 million. The goodwill is the residual value after identified assets are separately valued and represents the result of expected buyer-specific synergies derived from our ability to drive growth in generic and mail order utilization, supply chain savings from both drug manufacturers and the retail network, and the tax benefits derived from the Section 338(h)(10) election under the Internal Revenue Code. All goodwill recognized as part of the NextRx acquisition is reported under our PBM segment.

During the second quarter of 2010, we recorded a pre-tax benefit of  $30.0 million related to the amendment of a client contract which relieved us of certain contractual guarantees. This amount was originally accrued in the NextRx opening balance sheet. In accordance with business combination accounting guidance, the reversal of the accrual was recorded in revenue, since it relates to client guarantees, upon amendment of the contract during the second quarter of 2010.

On July 22, 2008, we completed the acquisition of the Pharmacy Services Division of MSC – Medical Services Company (“MSC”), a privately held PBM, for a purchase price of  $251.0 million. MSC is a leader in providing PBM services to clients providing workers’ compensation benefits. The purchase price was funded through internally generated cash and temporary borrowings under the revolving credit facility. This acquisition is reported as part of our PBM segment.

Discontinued operations	12 Months Ended
Dec. 31, 2010
Discontinued operations [Abstract]
Discontinued operations
4.	Discontinued operations

On September 17, 2010, we completed the sale of our PMG line of business. During the second quarter of 2010, we concluded that PMG was no longer core to our future operations and committed to a plan to dispose of the business. As a result, PMG was classified as a discontinued operation beginning in the second quarter of 2010, and an impairment charge of  $28.2 million was recorded to reflect goodwill and intangible asset impairment and the subsequent write-down of PMG assets to fair market value. The loss on the sale as well as other charges related to discontinued operations during the third quarter of 2010 totaled  $8.3 million. These charges are included in the “Net (loss) income from discontinued operations, net of tax” line item in the accompanying statement of operations for the year ended December 31, 2010.

Prior to being classified as a discontinued operation, PMG was included in our Emerging Markets (“EM”) segment. PMG was headquartered in Lincoln Park, New Jersey and provided outsourced distribution and verification services to pharmaceutical manufacturers.

On June 30, 2008, we completed the sale of IP, our infusion pharmacy line of business, for  $27.5 million and recorded a pre-tax gain of approximately  $7.4 million. The gain is included in the “Net (loss) income from discontinued operations, net of tax” line item in the accompanying statement of operations for the year ended December 31, 2008. Rights to certain working capital balances related to IP were not sold and are retained on the balance sheet as of December 31, 2009. These balances were settled during the year ended December 31, 2010, and were not material.

IP was identified as available for sale during the fourth quarter of 2007 as we considered it non-core to our future operations. IP was headquartered in Louisville, Kentucky and operated twelve infusion pharmacies in six states. IP offered a broad range of infused therapies in the home to patients with acute or chronic conditions. Prior to being classified as a discontinued operation, IP was included in our former Specialty and Ancillary Services (“SAAS”) segment.

On April 4, 2008, we completed the sale of CMP and recorded a pre-tax loss of approximately  $1.3 million which is included in the “Net (loss) income from discontinued operations, net of tax” line item in the accompanying statement of operations for the year ended December 31, 2008. CMP, which assembled customer medical kits containing various types of medical supplies, was included in our former SAAS segment prior to being classified as a discontinued operation.

The results of operations for PMG, IP and CMP are reported as discontinued operations for all periods presented in the accompanying consolidated statements of operations in accordance with applicable accounting guidance. Additionally, for all periods presented, assets and liabilities of the discontinued operations are segregated in the accompanying consolidated balance sheets, and cash flows of our discontinued operations are segregated in our accompanying consolidated statement of cash flows.

Certain information with respect to discontinued operations for the year ended December 31, 2010, 2009, and 2008 is summarized as follows:

(in millions)	2010	2009	2008
Revenues	$16.5	$26.6	$81.5
Net (loss) income from discontinued operations, net of tax	(23.4)	1.0	0.2
Income tax benefit (expense) from discontinued operations	12.9	(1.8)	(2.8)

Joint venture	12 Months Ended
Dec. 31, 2010
Joint venture [Abstract]
Joint venture
5.	Joint venture

On July 1, 2008, the merger of RxHub and SureScripts was announced. We are one of the founders of RxHub, an electronic exchange enabling physicians who use electronic prescribing technology to link to pharmacies, PBM companies and health plans. The organization enables physicians to securely access health information through a fast and efficient health exchange when caring for their patients. We retain one-sixth ownership in the merged company. Due to the decreased ownership percentage, the investment is recorded under the cost method, under which dividends are the basis of recognition of earnings from an investment. Prior to the merger, the investment in RxHub was recorded using the equity method of accounting, which required our percentage interest in RxHub’s results to be recorded in our consolidated statement of operations. Our percentage of RxHub’s loss for 2008 was  $0.3 million, and has been recorded in other (expense) income, net, in the consolidated statement of operations. Our investment in RxHub (approximately  $0.8 million at December 31, 2009) is recorded in other assets in our consolidated balance sheet. In July 2010, we received a cash distribution of  $1.4 million from RxHub. Upon receipt of this distribution, we reduced the value of the investment to zero. The remaining balance of  $0.6 million is recorded in interest income in the consolidated statement of operations.

Property and equipment	12 Months Ended
Dec. 31, 2010
Property and equipment [Abstract]
Property and equipment
6.	Property and equipment

Property and equipment of our continuing operations, at cost, consists of the following:

	December 31,
(in millions)	2010	2009
Land and buildings	$11.2	$11.2
Furniture	40.6	41.0
Equipment	308.8	293.4
Computer software	342.5	295.5
Leasehold improvements	94.6	63.6

Total Property and equipment	797.7	704.7
Less accumulated depreciation	(425.0)	(357.6)

Property and equipment, net	$372.7	$347.1

Depreciation expense for our continuing operations in 2010, 2009 and 2008 was  $91.9 million,  $62.4 million, and  $60.9 million, respectively. Internally developed software, net of accumulated depreciation, for our continuing operations was  $72.9 million and  $60.2 million at December 31, 2010 and 2009, respectively. We capitalized  $34.2 million of internally developed software during 2010.

In July 2004, we entered into a capital lease with the Camden County Joint Development Authority in association with the development of our Patient Care Contact Center in St. Marys, Georgia (see Note 12 – Commitments and contingencies).

Under certain of our operating leases for facilities in which we operate home delivery and specialty pharmacies, we are required to remove improvements and equipment upon surrender of the property to the landlord and convert the facilities back to office space. Our asset retirement obligation for our continuing operations was  $5.5 million at both December 31, 2010 and 2009.

In the fourth quarter of 2010, we announced our intent to cease fulfilling prescriptions from our home delivery dispensing pharmacy in Bensalem, Pennsylvania, effective in the first quarter of 2011. We currently intend to maintain the location and all necessary permits and licenses to be able to utilize the facility for business continuity planning purposes. We also maintain a non-dispensing order processing facility in the Bensalem, Pennsylvania area, which will remain operational. Based on our assessments of potential use and our intents for this location, we consider the Bensalem dispensing pharmacy facility to be temporarily idle, and have not modified the method or useful life used to depreciate the related assets.

Goodwill and other intangibles	12 Months Ended
Dec. 31, 2010
Goodwill And Other Intangibles [Abstract]
Goodwill and other intangibles
7.	Goodwill and other intangibles

The following is a summary of our goodwill and other intangible assets (amounts in millions):

	December 31, 2010			December 31, 2009
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill
PBM(1)	$5,513.1	$(107.4)	$5,405.7	$5,523.9	$(107.3)	$5,416.6
EM(1)	80.5	—	80.5	80.5	—	80.5

	$5,593.6	$(107.4)	$5,486.2	$5,604.4	$(107.3)	$5,497.1

Other intangible assets
PBM
Customer contracts	$2,018.7	$(346.4)	$1,672.3	$2,018.3	$(197.8)	$1,820.5
Other(2)	20.8	(5.0)	15.8	27.9	(10.9)	17.0

	2,039.5	(351.4)	1,688.1	2,046.2	(208.7)	1,837.5

EM
Customer relationships	68.4	(32.2)	36.2	68.4	(25.8)	42.6
Other	0.7	—	0.7	0.7	—	0.7

	69.1	(32.2)	36.9	69.1	(25.8)	43.3

Total other intangible assets	$2,108.6	$(383.6)	$1,725.0	$2,115.3	$(234.5)	$1,880.8

(1)	As discussed in Note 13 – Segment Information, during the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. All amounts at December 31, 2010 and 2009 have been restated for comparability.
(2)	Changes in other intangible assets are a result of the write-off of $11.0 million of deferred financing fees related to the credit facility terminated during 2010 and the capitalization of $3.9 million of deferred financing fees related to the new credit facility (see Note 8 – Financing).

The change in the net carrying value of goodwill by business segment is shown in the following table:

(in millions)	PBM	EM(3)	Total
Balance at December 31, 2008	$2,778.5	$80.5	$2,859.0
Acquisitions (1)	2,686.7	—	2,686.7
Foreign currency translation and other	(48.6)	—	(48.6)

Balance at December 31, 2009	$5,416.6	$80.5	$5,497.1

Adjustment to purchase price allocation (2)	(17.8)	—	(17.8)
Foreign currency translation and other	6.9	—	6.9

Balance at December 31, 2010	$5,405.7	$80.5	$5,486.2

(1)	Represents the acquisition of NextRx in December 2009.
(2)	Represents adjustments to purchase price, including settlement of working capital adjustment.
(3)	Excludes discontinued operations of PMG.

The aggregate amount of amortization expense of other intangible assets for our continuing operations was  $159.8 million,  $114.6 million and  $35.6 million for the year ended December 31, 2010, 2009 and 2008, respectively. Amortization expense for the year ended December 31, 2009 includes  $66.3 million of fees incurred, recorded in interest expense in the consolidated statement of operations, related to the termination of the bridge loan for the financing of the NextRx acquisition. Additionally, in accordance with applicable accounting guidance, amortization of  $114.0 million and  $9.5 million for customer contracts related to the PBM agreement has been included as an offset to revenues for the year ended December 31, 2010 and 2009, respectively. The future aggregate amount of amortization expense of other intangible assets for our continuing operations is expected to be approximately  $158.8 million for 2011,  $158.1 million for 2012,  $156.9 million for 2013,  $151.3 million for 2014 and  $133.1 million for 2015. The weighted average amortization period of intangible assets subject to amortization is 15 years in total, and by major intangible class is 5 to 20 years for customer-related intangibles and 3 to 10 years for other intangible assets.

In connection with the discontinued operations of PMG (see Note 4 – Discontinued operations) and pursuant to our policies for assessing impairment of goodwill and long-lived assets (see Note 1 – Summary of significant accounting policies), approximately  $22.1 million of goodwill was written off in the second quarter of 2010 along with intangible assets with a net book value of  $1.7 million (gross carrying value of  $5.7 million net of accumulated amortization of  $4.0 million), consisting of trade names and customer relationships. The impairment charge is included in the “Net (loss) income from discontinued operations, net of tax” line item in the accompanying consolidated statement of operations.

Financing	12 Months Ended
Dec. 31, 2010
Financing [Abstract]
Financing
8.	Financing

Long-term debt consists of:

	December 31,
(in millions)	2010	2009
5.25% senior notes due 2012, net of unamortized discount	$999.6	$999.4
6.25% senior notes due 2014, net of unamortized discount	996.9	996.1
7.25% senior notes due 2019, net of unamortized discount	497.1	496.8
Term-1 loans due October 14, 2010	—	800.0
Term A loans due October 14, 2010	—	540.0
Revolving credit facility due August 13, 2013	—	—
Other	0.2	0.3

Total debt	2,493.8	3,832.6
Less current maturities	0.1	1,340.1

Long-term debt	$2,493.7	$2,492.5

On August 13, 2010, we entered into a credit agreement with a commercial bank syndicate providing for a three-year revolving credit facility of  $750.0 million. In connection with entering into the credit agreement, we terminated in full the revolving facility under our prior credit agreement, entered into October 14, 2005 and due October 14, 2010. There was no outstanding balance in our prior revolving credit facility upon termination.

During 2010, we repaid the Term A and Term-1 loans in full. We made total Term loan payments of  $1,340.0 million during the year ended December 31, 2010. At December 31, 2010, our credit agreement consists of a  $750.0 million revolving credit facility (none of which was outstanding as of December 31, 2010) available for general corporate purposes.

The new credit agreement requires us to pay interest periodically on the London Interbank Offered Rates (“LIBOR”) or base rate options, plus a margin. The margin over LIBOR will range from 1.55% to 1.95%, depending on our consolidated leverage ratio. Under the credit agreement we are required to pay commitment fees on the unused portion of the  $750.0 million revolving credit facility. The commitment fee will range from 0.20% to 0.30% depending on our consolidated leverage ratio. Financing costs of  $3.9 million related to the new credit facility are being amortized over three years and are reflected in other intangible assets, net in the accompanying consolidated balance sheet.

The credit agreement contains covenants which limit our ability to incur additional indebtedness, create or permit liens on assets, and engage in mergers, consolidations, or disposals. The covenants also include a minimum interest coverage ratio and a maximum leverage ratio. At December 31, 2010, we believe we were in compliance in all material respects with all covenants associated with our credit agreement.

On June 9, 2009, we issued  $2.5 billion of Senior Notes, including  $1.0 billion aggregate principal amount of 5.250% Senior Notes due 2012;  $1.0 billion aggregate principal amount of 6.250% Senior Notes due 2014 and  $500 million aggregate principal amount of 7.250% Senior Notes due 2019. The Senior Notes require interest to be paid semi-annually on June 15 and December 15. We may redeem some or all of each series of Senior Notes prior to maturity at a price equal to the greater of (1) 100% of the aggregate principal amount of any notes being redeemed, plus accrued and unpaid interest; or (2) the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed, not including unpaid interest accrued to the redemption date, discounted to the redemption date on a semiannual basis at the treasury rate plus 50 basis points with respect to any notes being redeemed, plus in each case, unpaid interest on the notes being redeemed accrued to the redemption date. The Senior Notes are jointly and severally and fully and unconditionally guaranteed on a senior unsecured basis by most of our current and future 100% owned domestic subsidiaries.

Financing costs of  $13.3 million, for the issuance of the Senior Notes, are being amortized over an average weighted period of 5.2 years and are reflected in other intangible assets, net in the accompanying consolidated balance sheet. We used the net proceeds for the acquisition of WellPoint’s NextRx PBM Business (see Note 3 – Changes in business).

We entered into a commitment letter with a syndicate of commercial banks for an unsecured, 364-day,  $2.5 billion term loan credit facility in order to finance the NextRx acquisition. Upon completion of the public offering of common stock and debt securities, we terminated the credit facility and incurred  $56.3 million in fees and incurred an additional  $10.0 million in fees upon the completion of the acquisition.

The following represents the schedule of current maturities for our long-term debt as of December 31, 2010 (amounts in millions):

Year Ended December 31,
2011	$0.1
2012	1,000.1
2013	0.1
2014	1,000.0
2015	—
Thereafter	500.0

$2,500.3

Income taxes	12 Months Ended
Dec. 31, 2010
Income taxes [Abstract]
Income taxes
9.	Income taxes

Income from continuing operations before income taxes of  $1,908.7 million resulted in net tax expense of  $704.1 million for 2010. We consider our Canadian earnings to be indefinitely reinvested, and accordingly have not recorded a provision for United States federal and state income taxes thereon. Cumulative undistributed Canadian earnings for which United States taxes have not been provided are included in consolidated retained earnings in the amount of  $43.7 million,  $40.6 million and  $31.5 million as of December 31, 2010, 2009, and 2008, respectively. Upon distribution of such earnings, we would be subject to United States income taxes of approximately  $15.8 million.

The provision (benefit) for income taxes for continuing operations consists of the following:

	Year Ended December 31,
(in millions)	2010	2009	2008
Income from continuing operations before income taxes:
United States	$1,918.2	$1,312.4	$1,215.7
Foreign	(9.5)	(4.0)	(8.3)

Total	$1,908.7	$1,308.4	$1,207.4

Current provision:
Federal	$545.8	$407.7	$379.4
State	40.3	25.6	17.6
Foreign	0.1	(1.8)	0.9

Total current provision	586.2	431.5	397.9

Deferred provision:
Federal	113.1	43.0	38.6
State	4.5	3.9	(2.1)
Foreign	0.3	3.4	(2.9)

Total deferred provision	117.9	50.3	33.6

Total current and deferred provision	$704.1	$481.8	$431.5

A reconciliation of the statutory federal income tax rate and the effective tax rate follows (the effect of foreign taxes on the effective tax rate for 2010, 2009, and 2008 is immaterial):

	Year Ended December 31,
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	1.7	1.7	0.7
Other, net	0.2	0.1	—

Effective tax rate	36.9%	36.8%	35.7%

Our effective tax rate increased to 36.9% for the year ended December 31, 2010, as compared to 36.8% for the year ended December 31, 2009. Our 2010 and 2009 effective tax rates reflect an increase in certain state income tax rates due to enacted law changes as well as the impact of our acquisition of NextRx. Our 2008 effective rate includes discrete tax adjustments resulting in a net tax benefit of  $7.7 million attributable to lapses in the applicable statutes of limitations, favorable audit resolutions, and changes in our unrecognized tax benefits.

The effective tax rate recognized in discontinued operations was 35.5%, 68.8%, and 95.9% as of December 31, 2010, 2009, and 2008, respectively. Our 2010 net tax benefit was  $12.9 million, with corresponding tax provisions of  $1.8 million in 2009 and  $2.8 million in 2008. Our 2009 effective tax rate reflects the impact of changes in state effective rates on deferred tax assets and liabilities while the 2008 effective tax rate reflects the unfavorable impact of valuation allowances recorded against state net operating loss carryforwards.

The deferred tax assets and deferred tax liabilities recorded in our consolidated balance sheet are as follows:

	December 31,
(in millions)	2010	2009
Deferred tax assets:
Allowance for doubtful accounts	$17.7	$25.6
Net operating loss carryforwards and other tax attributes	34.8	24.6
Deferred compensation	5.6	3.4
Restricted stock	38.5	34.6
Accrued expenses	73.6	114.0
Other	3.4	2.9

Gross deferred tax assets	173.6	205.1
Less valuation allowance	(23.2)	(16.1)

Net deferred tax assets	150.4	189.0

Deferred tax liabilities:
Depreciation and property differences	(71.1)	(42.1)
Goodwill and customer contract amortization	(438.0)	(367.9)
Prepaids	(1.4)	(1.5)
Other	(2.8)	(4.1)

Gross deferred tax liabilities	(513.3)	(415.6)

Net deferred tax liabilities	$(362.9)	$(226.6)

As of December 31, 2010, we have  $29.3 million of state net operating loss carryforwards which expire between 2011 and 2030. A valuation allowance of  $19.1 million exists for a portion of these deferred tax assets. The net current deferred tax asset is  $86.0 million and  $135.0 million, and the net long-term deferred tax liability, included in other liabilities, is  $448.9 million and  $361.6 million as of December 31, 2010 and 2009, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2010	2009	2008
Balance at January 1	$56.1	$40.4	$28.4
Additions for tax positions related to prior years	7.4	11.1	7.9
Reductions for tax positions related to prior years	(5.0)	(2.2)	—
Additions for tax positions related to the current year	—	12.9	9.2
Reductions for tax positions related to the current year	(1.8)	—	—
Reductions attributable to settlements with taxing authorities	—	(0.2)	(2.1)
Reductions as a result of a lapse of the applicable statute of limitations	(0.3)	(5.9)	(3.0)

Balance at December 31	$56.4	$56.1	$40.4

Included in our unrecognized tax benefits are  $15.9 million of uncertain tax positions that would impact our effective tax rate if recognized.

We have recorded  $2.4 million,  $0.7 million, and  $0.9 million of interest and penalties in our consolidated statement of operations as of December 31, 2010, 2009, and 2008, respectively, resulting in  $8.1 million and  $5.7 million of accrued interest and penalties in our consolidated balance sheet as of December 31, 2010 and 2009, respectively. Interest was computed on the difference between the tax position recognized in accordance with accounting guidance and the amount previously taken or expected to be taken in our tax returns.

Our U.S. federal income tax returns for tax years 2005 and beyond remain subject to examination by the Internal Revenue Service (“IRS”). The IRS commenced an examination of our consolidated 2005 – 2007 federal income tax returns in the third quarter of 2009 that is anticipated to be concluded in 2011. We agreed to extend the statute of limitations for our 2005 and 2006 federal income tax returns to September 15, 2011. Our state income tax returns for 2005 and beyond, as well as certain returns prior to 2005, also remain subject to examination by various state authorities with the latest statute expiring on December 31, 2014.

Common stock (reflecting the two-for-one stock split effective June 8, 2010)	12 Months Ended
Dec. 31, 2010
Common stock [Abstract]
Common stock
10.	Common stock (reflecting the two-for-one stock split effective June 8, 2010)

On May 5, 2010, we announced a two-for-one stock split for stockholders of record on May 21, 2010 effective June 8, 2010. The split was effected in the form of a dividend by issuance of one additional share of common stock for each share of common stock outstanding. The earnings per share and the weighted average number of shares outstanding for basic and diluted earnings per share for each period have been adjusted for the stock split.

On June 10, 2009, we completed a public offering of 52.9 million shares of common stock, which includes 6.9 million shares sold as a result of the underwriters’ exercise of their overallotment option in full at closing, at a price of  $30.50 per share. The sale resulted in net proceeds of  $1,569.1 million after giving effect to the underwriting discount and issuance costs of  $44.4 million. We used the net proceeds for the acquisition of WellPoint’s NextRx PBM Business (see Note 3 – Changes in business).

We have a stock repurchase program, originally announced on October 25, 1996. In 2008, our Board of Directors authorized total increases in the program of 30.0 million shares. Treasury shares are carried at first in, first out cost. There is no limit on the duration of the program. During the year ended December 31, 2010, we repurchased 26.9 million treasury shares for  $1,276.2 million. As of December 31, 2010, there are 15.1 million shares remaining under this program. Additional share repurchases, if any, will be made in such amounts and at such times as we deem appropriate based upon prevailing market and business conditions and other factors.

Through December 31, 2010, approximately 41.3 million shares of treasury stock have been reissued in connection with employee compensation plans. As of December 31, 2010, approximately 22.7 million shares of our common stock have been reserved for employee benefit plans (see Note 11 – Employee benefit plans and stock-based compensation plans).

Preferred Share Purchase Rights. In July 2001 our Board of Directors adopted a stockholder rights plan which declared a dividend of one right for each outstanding share of our common stock. The rights plan will expire on July 25, 2011. The rights are currently represented by our common stock certificates. When the rights become exercisable, they will entitle each holder to purchase 1/1,000th of a share of our Series A Junior Participating Preferred Stock for an exercise price of  $300 (subject to adjustment). The rights will become exercisable and will trade separately from the common stock only upon the tenth day after a public announcement that a person, entity or group (“Person”) has acquired 15% or more of our outstanding common stock (“Acquiring Person”) or ten days after the commencement or public announcement of a tender or exchange offer which would result in any Person becoming an Acquiring Person; provided that any Person who beneficially owned 15% or more of our common stock as of the date of the rights plan will not become an Acquiring Person so long as such Person does not become the beneficial owner of additional shares representing 2% or more of our outstanding shares of common stock. In the event that any Person becomes an Acquiring Person, the rights will be exercisable for our common stock with a market value (as determined under the rights plan) equal to twice the exercise price. In the event that, after any Person becomes an Acquiring Person, we engage in certain mergers, consolidations, or sales of assets representing 50% or more of our assets or earning power with an Acquiring Person (or Persons acting on behalf of or in concert with an Acquiring Person), the rights will be exercisable for common stock of the acquiring or surviving company with a market value (as determined under the rights plan) equal to twice the exercise price. The rights will not be exercisable by any Acquiring Person. The rights are redeemable at a price of  $0.01 per right prior to any Person becoming an Acquiring Person.

Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans and Stock-based Compensation Plans [Abstract]
Employee Benefit Plans And Stock based Compensation Plans
11.	Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split effective June 8, 2010)

Retirement savings plan. We sponsor retirement savings plans under Section 401(k) of the Internal Revenue Code for all of our full-time employees. Employees may elect to enter into a written salary deferral agreement under which a maximum of 15% to 25% of their salary, subject to aggregate limits required under the Internal Revenue Code, may be contributed to the plan. We match 200% of the first 1% and 100% of the next 3% of the employees’ compensation contributed to the Plan for substantially all employees. For the years ended December 31, 2010, 2009, and 2008, we had contribution expense of approximately  $26.8 million,  $22.0 million and  $19.7 million, respectively.

Employee stock purchase plan. We offer an employee stock purchase plan that qualifies under Section 423 of the Internal Revenue Code and permits all employees, excluding certain management level employees, to purchase shares of our common stock. Participating employees may contribute up to 10% of their salary to purchase common stock at the end of each monthly participation period at a purchase price equal to 95% of the fair market value of our common stock on the last business day of the participation period. During 2010, 2009 and 2008, approximately 217,000, 260,000 and 236,000 shares of our common stock were issued under the plan, respectively. Our common stock reserved for future employee purchases under the plan is approximately 2.6 million shares at December 31, 2010.

Deferred compensation plan. We maintain a non-qualified deferred compensation plan (the “Executive Deferred Compensation Plan”) that provides benefits payable to eligible key employees at retirement, termination or death. Benefit payments are funded by a combination of contributions from participants and us. Participants may elect to defer up to 50% of their base earnings and 100% of specific bonus awards. Participants become fully vested in our contributions on the third anniversary of the end of the plan year for which the contribution is credited to their account. For 2010, our contribution was equal to 6% of each qualified participant’s total annual compensation, with 25% being allocated as a hypothetical investment in our common stock and the remaining being allocated to a variety of investment options. We have chosen to fund our liability for this plan through investments in trading securities, which primarily consist of mutual funds (see Note 1). We incurred net compensation expense (benefit) of approximately  $1.5 million,  $(0.6) million and  $1.8 million in 2010, 2009, and 2008, respectively. At December 31, 2010, approximately 5.9 million shares of our common stock have been reserved for future issuance under the plan. We have  $0.3 million of unearned compensation related to unvested shares that are part of our deferred compensation plan at both December 31, 2010 and 2009.

Stock-based compensation plans. In August 2000, the Board of Directors adopted the Express Scripts, Inc. 2000 Long-Term Incentive Plan which was subsequently amended in February 2001 and again in December 2001 (as amended, the “2000 LTIP”), which provides for the grant of various equity awards with various terms to our officers, Board of Directors and key employees selected by the Compensation Committee of the Board of Directors. The 2000 LTIP, as then amended, was approved by our stockholders in May 2001 and, as amended, in 2006. Under the 2000 LTIP, we have issued stock options, stock-settled stock appreciation rights (“SSRs”), restricted stock units, restricted stock awards and performance share awards. Awards are typically settled using treasury shares. As of December 31, 2010, approximately 14.2 million shares of our common stock are available for issuance under this plan. The maximum term of stock options, SSRs, restricted stock and performance shares granted under the 2000 LTIP is 10 years.

During 2010, we granted to certain officers and employees approximately 277,000 restricted stock units and performance shares with a weighted average fair market value of  $49.59. The restricted stock units have three-year graded vesting and the performance shares cliff vest at the end of three years. Prior to vesting, these shares are subject to forfeiture to us without consideration upon termination of employment under certain circumstances. The original value of the performance share grants is subject to a multiplier of up to 2.5 based on certain performance metrics. During 2010, approximately 213,000 additional performance shares were granted to certain officers for exceeding certain performance metrics. The total number of non-vested restricted stock and performance share awards was 950,000 and 1,200,000 at December 31, 2010 and 2009, respectively. Unearned compensation relating to these awards is amortized to non-cash compensation expense over the estimated vesting periods. As of December 31, 2010 and 2009, unearned compensation related to restricted stock and performance shares was  $16.5 million and  $16.7 million, respectively. We recorded pre-tax compensation expense related to restricted stock and performance share grants of  $17.5 million,  $16.2 million and  $16.3 million in 2010, 2009, and 2008, respectively.

During 2010, we granted to certain officers and employees approximately 2,499,000 stock options with a weighted average Black-Scholes value of  $15.97 per share. The SSRs and stock options have three-year graded vesting. Due to the nature of the awards, we use the same valuation methods and accounting treatments for SSRs and stock options. As of December 31, 2010 and 2009, unearned compensation related to SSRs and stock options was  $23.9 million and  $21.7 million, respectively. We recorded pre-tax compensation expense related to SSRs and stock options of  $32.1 million,  $28.6 million and  $23.8 million in 2010, 2009, and 2008, respectively.

The provisions of the 2000 LTIP allow employees to use shares to cover tax withholding on stock awards. Upon vesting of restricted stock and performance shares, employees have taxable income subject to statutory withholding requirements. The number of shares issued to employees may be reduced by the number of shares having a market value equal to our minimum statutory withholding for federal, state and local tax purposes.

As a result of the Board’s adoption and stockholder approval of the 2000 LTIP, no additional awards will be granted under either our 1992 amended and restated stock option plan or under our 1994 amended and restated stock option plan. All remaining grants outstanding under these plans were exercised during 2010, therefore no grants remain outstanding under these plans as of December 31, 2010.

The weighted average remaining recognition period for SSRs and stock options as well as restricted stock and performance shares is 1.4 years.

For the year ended December 31, 2010, the windfall tax benefit related to stock options exercised during the year was  $58.9 million, and is classified as a financing cash inflow on the consolidated statement of cash flows. The tax benefit related to employee stock compensation recognized during the years ended December 31, 2010, 2009, and 2008 was  $18.1 million,  $16.6 million, and  $14.3 million, respectively.

The fair value of options and SSRs granted is estimated on the date of grant using a Black-Scholes multiple option-pricing model with the following assumptions:

	2010	2009	2008
Expected life of option	3-5 years	3-5 years	3-5 years
Risk-free interest rate	0.5%-2.4%	1.3%-2.4%	1.6%-3.4%
Expected volatility of stock	36%-41%	35%-39%	30%-37%
Expected dividend yield	None	None	None
Weighted average volatility of stock	38.4%	37.5%	30.0%

The Black-Scholes model requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. The expected term and forfeiture rate of options granted is derived from historical data on employee exercises and post-vesting employment termination behavior, as well as expected behavior on outstanding options. The risk-free rate is based on the U.S. Treasury rates in effect during the corresponding period of grant. The expected volatility is based on the historical volatility of our stock price. These factors could change in the future, which would affect the stock-based compensation expense in future periods.

A summary of the status of stock options and SSRs as of December 31, 2010, and changes during the year ended December 31, 2010, is presented below.

	2010
(share data in millions)	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	16.4	$20.77
Granted	2.5	49.55
Exercised	(5.1)	15.44
Forfeited/cancelled	(0.5)	29.92

Outstanding at end of period	13.3	27.83

Awards exercisable at period end	7.1	21.75

A summary of the status of restricted stock and performance shares as of December 31, 2010, and changes during the year ended December 31, 2010, is presented below.

	2010
(share data in millions)	Shares	Weighted- Average Grant Date Fair Value
Outstanding at beginning of year	1.2	$23.66
Granted	0.3	49.59
Other(1)	0.2	49.34
Released	(0.7)	$15.10
Forfeited/Cancelled	—

Outstanding at end of period	1.0

(1)	Represents additional performance shares issued above the original value for exceeding certain performance metrics.

At December 31, 2010, the weighted-average remaining contractual lives of stock options and SSRs outstanding and stock options and SSRs exercisable were 4.2 years and 3.1 years, respectively, and the aggregate intrinsic value (the amount by which the market value of the underlying stock exceeds the exercise price of the option) of shares outstanding and shares exercisable was  $348.6 million and  $229.5 million, respectively. Cash proceeds, fair value of vested shares, intrinsic value related to total stock options exercised and restricted shares vested, and weighted average fair value of stock options granted during the years ended December 31, 2010, 2009 and 2008 are provided in the following table:

(in millions, except per share data)	2010	2009	2008
Proceeds from stock options exercised	$38.2	$9.4	$27.7
Fair value of vested restricted shares	10.5	12.4	4.3
Intrinsic value of stock options exercised	123.7	48.8	41.7
Weighted average fair value of options granted during the year	$15.97	$7.27	$8.94

Commitments and contingencies	12 Months Ended
Dec. 31, 2010
Commitments and contingencies [Abstract]
Commitments and contingencies
12.	Commitments and contingencies

We have entered into noncancellable agreements to lease certain office and distribution facilities with remaining terms from one to ten years. The majority of our lease agreements include renewal options which would extend the agreements from one to five years. Rental expense under the office and distribution facilities leases, excluding the discontinued operations of PMG and IP (see Note 4 – Discontinued operations), in 2010, 2009, and 2008 was  $40.3 million,  $27.8 million and  $28.8 million, respectively. The future minimum lease payments due under noncancellable operating leases, excluding the facilities of the discontinued operations of PMG and IP (in millions) are shown below:

Year Ended December 31,	Minimum Lease Payments
2011	$35.9
2012	29.5
2013	27.3
2014	24.3
2015	23.3
Thereafter	55.8

$196.1

In December 2010, we announced our intent to build a new office facility in St. Louis, Missouri to consolidate our St. Louis presence onto our Headquarters campus. We signed a lease agreement in January 2011 for this facility and expect completion in the fourth quarter of 2011. The annual lease commitments for this facility are approximately  $3.4 million and the term of the lease is ten years.

We signed a lease agreement during 2009 for a new state of the art pharmacy fulfillment facility. We took possession of this new facility during the second quarter of 2010. The annual lease commitments for this facility are approximately  $1.6 million and the term of the lease is ten years.

In July 2004, we entered into a capital lease with the Camden County Joint Development Authority in association with the development of our Patient Care Contact Center in St. Marys, Georgia. At December 31, 2010, our lease obligation was  $5.8 million. Our lease obligation has been offset against  $5.8 million of industrial bonds issued by the Camden County Joint Development Authority.

For the year ended December 31, 2010, approximately 60.5% of our pharmaceutical purchases were through one wholesaler. We believe other alternative sources are readily available. Except for customer concentration described in Note 13 – Segment information below, we believe no other concentration risks exist at December 31, 2010.

As of December 31, 2010, we have certain required future purchase commitments for materials, supplies, services and fixed assets related to the normal course of business. We do not expect potential payments under these provisions to materially affect results of operations or financial condition based upon reasonably likely outcomes derived by reference to historical experience and current business plans. These future purchase commitments (in millions) are summarized below:

Year Ended December 31,	Future Purchase Commitment
2011	$90.1
2012	57.0
2013	18.8
2014	13.7
2015	0.4
Thereafter	—

$180.0

In the ordinary course of business there have arisen various legal proceedings, investigations or claims now pending against us or our subsidiaries. The effect of these actions on future financial results is not subject to reasonable estimation because considerable uncertainty exists about the outcomes.

We record self-insurance accruals based upon estimates of the aggregate liability of claim costs in excess of our insurance coverage which are probable and estimable. Accruals are estimated using certain actuarial assumptions followed in the insurance industry and our historical experience (see Note 1, “Self-insurance accruals”). The majority of these claims are legal claims and our liability estimate is primarily related to the cost to defend these claims. We do not accrue for settlements, judgments, monetary fines or penalties until such amounts are probable and estimable. Under authoritative FASB guidance, if the range of possible loss is broad, and no amount within the range is more likely than any other, the liability accrual is based on the lower end of the range.

While we believe our services and business practices are in compliance with applicable laws, rules and regulations in all material respects, we cannot predict the outcome of these claims at this time. An unfavorable outcome in one or more of these matters could result in the imposition of judgments, monetary fines or penalties, or injunctive or administrative remedies. We can give no assurance that such judgments, fines and remedies, and future costs associated with any such matters, would not have a material adverse effect on our financial condition, our consolidated results of operations or our consolidated cash flows.

We received a  $15.0 million insurance recovery in the second quarter of 2009 for previously incurred litigation costs. We incurred a charge of  $35.0 million in the third quarter of 2009 related to the settlement of a lawsuit brought against us and one of our subsidiaries, which settlement resulted in the dismissal of the case by the court on October 22, 2009.

Segment information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment information
13.	Segment information

We report segments on the basis of services offered and have determined we have two reportable segments: PBM and EM. Our domestic and Canadian PBM operating segments have similar characteristics and as such have been aggregated into a single PBM reporting segment. During the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. All related segment disclosures have been reclassified in the table below and throughout the financial statements, where appropriate, to reflect the new segment structure.

Operating income is the measure used by our chief operating decision maker to assess the performance of each of our operating segments. The following table presents information about our reportable segments, including a reconciliation of operating income from continuing operations to income before income taxes from continuing operations for the respective years ended December 31.

(in millions)	PBM	EM	Total
2010
Product revenues:
Network revenues	$30,147.8	$—	$30,147.8
Home delivery and specialty revenues	13,398.2	—	13,398.2
Other revenues	—	1,153.9	1,153.9
Service revenues	260.9	12.4	273.3

Total revenues	43,806.9	1,166.3	44,973.2
Depreciation and amortization expense	236.9	7.8	244.7
Operating income	2,061.5	9.4	2,070.9
Interest income			4.9
Interest expense			(167.1)

Income before income taxes			1,908.7
Capital expenditures	116.9	3.0	119.9

2009
Product revenues:
Network revenues	$15,019.3	$—	$15,019.3
Home delivery and specialty revenues	8,352.9	—	8,352.9
Other revenues	—	1,073.0	1,073.0
Service revenues	264.7	12.4	277.1

Total revenues	23,636.9	1,085.4	24,722.3
Depreciation and amortization expense	98.3	8.4	106.7
Operating income	1,490.4	7.1	1,497.5
Interest income			5.3
Interest expense			(194.4)

Income before income taxes			1,308.4
Capital expenditures	145.4	2.1	147.5

2008
Product revenues:
Network revenues	$13,039.9	$—	$13,039.9
Home delivery and specialty revenues	7,436.6	—	7,436.6
Other revenues	—	1,201.2	1,201.2
Service revenues	250.4	13.1	263.5

Total revenues	20,726.9	1,214.3	21,941.2
Depreciation and amortization expense	86.1	8.0	94.1
Operating income	1,272.6	1.7	1,274.3
Non-operating charges, net			(2.0)
Undistributed loss from joint venture			(0.3)
Interest income			13.0
Interest expense			(77.6)

Income before income taxes			1,207.4
Capital expenditures	83.7	0.1	83.8

The following table presents balance sheet information about our reportable segments, including the discontinued operations of PMG and IP (“DISC OP”), as of December 31:

(in millions)	PBM	EM	DISC OP	Total
Total Assets
As of December 31, 2010	$10,155.1	$402.7	$—	$10,557.8
As of December 31, 2009	$11,629.1	$265.7	$36.4	$11,931.2

PBM product revenues consist of revenues from the sale of prescription drugs by retail pharmacies in our retail pharmacy networks, revenues from the dispensing of prescription drugs from our home delivery pharmacies and distribution of certain specialty and fertility drugs. EM product revenues consist of specialty distribution activities. PBM service revenues include administrative fees associated with the administration of retail pharmacy networks contracted by certain clients, informed decision counseling services, and specialty distribution services. EM service revenues include revenues from healthcare card administration.

Our top five clients collectively represented 55.2%, 23.7%, and 18.2% of revenues during 2010, 2009 and 2008 respectively. For the year ended December 31, 2010, our two largest clients, WellPoint and the DoD, represented 29.2% and 19.7% of revenues, respectively. None of our other clients accounted for 10% or more of our consolidated revenues during the year ended December 31, 2010. None of our clients accounted for 10% or more of our consolidated revenues in fiscal years 2009 or 2008.

Revenues earned by our Canadian PBM totaled  $52.2 million,  $49.2 million and  $44.5 million for the years ended December 31, 2010, 2009 and 2008, respectively. All other revenues are earned in the United States. Long-lived assets of our Canadian PBM (consisting primarily of fixed assets) totaled  $16.7 million and  $15.2 million as of December 31, 2010 and 2009, respectively. All other long-lived assets are domiciled in the United States.

Quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly financial data (unaudited) [Abstract]
Quarterly financial data (unaudited)
14.	Quarterly financial data (unaudited)

The following is a presentation of our unaudited quarterly financial data:

	Quarters
(in millions, except per share data)	First(3)	Second	Third	Fourth
Fiscal 2010 (1)
Total revenues (2)	$11,138.4	$11,288.8	$11,251.8	$11,294.2
Cost of revenues (2)	10,475.2	10,531.3	10,487.7	10,520.8

Gross profit	663.2	757.5	764.1	773.4
Selling, general and administrative	208.5	227.2	236.1	215.5

Operating income	454.7	530.3	528.0	557.9
Net income from continuing operations	260.6	307.3	307.1	329.6
Net loss from discontinued operations, net of tax	(0.4)	(17.4)	(5.6)	—

Net income	$260.2	$289.9	$301.5	$329.6
Basic earnings (loss) per share:
Continuing operations	$0.47	$0.56	$0.58	$0.62
Discontinued operations	—	(0.03)	(0.01)	—
Net earnings	0.47	0.53	0.57	0.62
Diluted earnings (loss) per share:
Continuing operations	$0.47	$0.56	$0.57	$0.62
Discontinued operations	—	(0.03)	(0.01)	—
Net earnings	0.47	0.53	0.56	0.62
Fiscal 2009 (1) (3)
Total revenues (2)	$5,415.5	$5,496.8	$5,613.0	$8,197.0
Cost of revenues (2)	4,882.9	4,904.2	5,001.9	7,509.3

Gross profit	532.6	592.6	611.1	687.7
Selling, general and administrative	177.3	212.4	252.7	284.1

Operating income	355.3	380.2	358.4	403.6
Net income from continuing operations	214.6	192.1	196.8	223.1
Net (loss) income from discontinued operations, net of tax	(0.2)	0.2	0.8	0.2

Net income	$214.4	$192.3	$197.6	$223.3
Basic earnings per share:
Continuing operations	$0.43	$0.37	$0.36	$0.41
Discontinued operations	—	—	—	—
Net earnings	0.43	0.37	0.36	0.41
Diluted earnings per share:
Continuing operations	$0.43	$0.37	$0.35	$0.40
Discontinued operations	—	—	—	—
Net earnings	0.43	0.37	0.36	0.40

(1)	Includes the December 1, 2009 acquisition of NextRx.
(2)	Includes retail pharmacy co-payments of $1,662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1,547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1,478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1,493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
(3)	Restated to exclude the discontinued operations of PMG

Condensed consolidating financial information	12 Months Ended
Dec. 31, 2010
Condensed consolidating financial information [Abstract]
Condensed consolidating financial information
15.	Condensed consolidating financial information

Our senior notes are jointly and severally and fully and unconditionally guaranteed by our 100% owned domestic subsidiaries, other than certain regulated subsidiaries including Express Scripts Insurance Company. The following condensed consolidating financial information has been prepared in accordance with the requirements for presentation of such information. Effective September 17, 2010, PMG was sold, effective June 30, 2008, IP was sold and effective April 4, 2008, Custom Medical Products, Inc. (“CMP”) was sold. The assets, liabilities, and operations from these former subsidiaries are included as discontinued operations in those of the non-guarantors. Subsequent to the acquisition of NextRx on December 1, 2009 and Pharmacy Services Division of MSC – Medical Services Company (“MSC”) on July 22, 2008, certain of the assets, liabilities and operations of the 100% owned domestic subsidiaries have been included in those of the guarantors. Certain amounts from prior periods have been reclassified to conform to current period presentation. The following presents the condensed consolidating financial information separately for:

(i)	Express Scripts, Inc. (the Parent Company), the issuer of the guaranteed obligations;

(ii)	Guarantor subsidiaries, on a combined basis, as specified in the indentures related to Express Scripts’ obligations under the notes;

(iii)	Non-guarantor subsidiaries, on a combined basis;

(iv)	Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Parent Company, the guarantor subsidiaries and the non-guarantor subsidiaries, (b) eliminate the investments in our subsidiaries and (c) record consolidating entries; and

(v)	Express Scripts, Inc and subsidiaries on a consolidated basis.

Condensed Consolidating Balance Sheet

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
As of December 31, 2010
Cash and cash equivalents	$456.7	$9.0	$58.0	$—	$523.7
Restricted cash and investments	—	11.7	4.6	—	16.3
Receivables, net	1,175.6	536.2	9.1	—	1,720.9
Other current assets	249.0	396.0	35.4	—	680.4

Total current assets	1,881.3	952.9	107.1	—	2,941.3

Property and equipment, net	231.5	127.2	14.0	—	372.7
Investments in subsidiaries	6,382.2	—	—	(6,382.2)	—
Intercompany	—	3,214.0	—	(3,214.0)	—
Goodwill	2,921.4	2,538.8	26.0	—	5,486.2
Other intangible assets, net	1,426.2	294.8	4.0	—	1,725.0
Other assets	20.6	10.1	1.9	—	32.6

Total assets	$12,863.2	$7,137.8	$153.0	$(9,596.2)	$10,557.8

Claims and rebates payable	$2,664.9	$1.6	$—	$—	$2,666.5
Accounts payable	634.4	17.7	4.6	—	656.7
Accrued expenses	288.7	294.5	10.7	—	593.9
Current maturities of long-term debt	—	0.1	—	—	0.1

Total current liabilities	3,588.0	313.9	15.3	—	3,917.2

Long-term debt	2,493.7	—	—	—	2,493.7
Intercompany	3,094.8	—	119.2	(3,214.0)	—
Other liabilities	80.1	455.5	4.7	—	540.3
Stockholders’ equity	3,606.6	6,368.4	13.8	(6,382.2)	3,606.6

Total liabilities and stockholders’ equity	$12,863.2	$7,137.8	$153.0	$(9,596.2)	$10,557.8

As of December 31, 2009
Cash and cash equivalents	$1,005.0	$10.0	$55.4	$—	$1,070.4
Restricted cash and investments	—	7.5	1.6	—	9.1
Receivables, net	1,179.8	1,326.7	9.9	—	2,516.4
Other current assets	196.0	340.6	5.6	—	542.2
Current assets of discontinued operations	—	—	5.4	—	5.4

Total current assets	2,380.8	1,684.8	77.9	—	4,143.5

Property and equipment, net	239.6	96.5	11.0	—	347.1
Investments in subsidiaries	5,970.2	—	—	(5,970.2)	—
Intercompany	—	2,500.2	—	(2,500.2)	—
Goodwill	2,939.2	2,533.1	24.8	—	5,497.1
Other intangible assets, net	1,543.9	332.6	4.3	—	1,880.8
Other assets	21.3	8.5	1.9	—	31.7
Noncurrent assets of discontinued operations	—	—	31.0	—	31.0

Total assets	$13,095.0	$7,155.7	$150.9	$(8,470.4)	$11,931.2

Claims and rebates payable	$2,264.3	$586.4	$—	$—	$2,850.7
Accounts payable	674.4	29.0	3.0	—	706.4
Accrued expenses	312.7	225.2	11.3	—	549.2
Current maturities of long-term debt	1,340.0	0.1	—	—	1,340.1
Current liabilities of discontinued operations	—	—	10.4	—	10.4

Total current liabilities	4,591.4	840.7	24.7	—	5,456.8

Long-term debt	2,492.5	—	—	—	2,492.5
Intercompany	2,387.2	—	113.0	(2,500.2)	—
Other liabilities	72.1	356.3	1.7	—	430.1
Stockholders’ equity	3,551.8	5,958.7	11.5	(5,970.2)	3,551.8

Total liabilities and stockholders’ equity	$13,095.0	$7,155.7	$150.9	$(8,470.4)	$11,931.2

Condensed Consolidating Statement of Operations

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2010
Revenues	$29,594.6	$15,287.8	$90.8	$—	$44,973.2
Operating expenses	28,176.8	14,635.8	89.7	—	42,902.3

Operating income	1,417.8	652.0	1.1	—	2,070.9
Interest (expense) income, net	(156.2)	(6.2)	0.2	—	(162.2)

Income before income taxes	1,261.6	645.8	1.3	—	1,908.7
Provision for income taxes	462.3	241.0	0.8	—	704.1

Net income from continuing operations	799.3	404.8	0.5	—	1,204.6
Net loss from discontinued operations, net of tax	—	—	(23.4)	—	(23.4)
Equity in earnings of subsidiaries	381.9	—	—	(381.9)	—

Net income (loss)	$1,181.2	$404.8	$(22.9)	$(381.9)	$1,181.2

For the year ended December 31, 2009
Revenues	$14,642.9	$10,004.2	$75.2	$—	$24,722.3
Operating expenses	13,654.9	9,497.7	72.2	—	23,224.8

Operating income	988.0	506.5	3.0	—	1,497.5
Interest expense, net	(179.6)	(6.5)	(3.0)	—	(189.1)

Income before income taxes	808.4	500.0	—	—	1,308.4
Provision for income taxes	293.0	185.9	2.9	—	481.8

Net income (loss) from continuing operations	515.4	314.1	(2.9)	—	826.6
Net income from discontinued operations, net of tax	—	—	1.0	—	1.0
Equity in earnings of subsidiaries	312.2	—	—	(312.2)	—

Net income (loss)	$827.6	$314.1	$(1.9)	$(312.2)	$827.6

For the year ended December 31, 2008
Revenues	$9,674.6	$12,208.4	$58.2	$—	$21,941.2
Operating expenses	8,865.9	11,737.7	63.3	—	20,666.9

Operating income (loss)	808.7	470.7	(5.1)	—	1,274.3
Non-operating charges, net	(2.0)	—	—	—	(2.0)
Undistributed loss from joint venture	(0.3)	—	—	—	(0.3)
Interest expense, net	(49.7)	(13.1)	(1.8)	—	(64.6)

Income (loss) before income taxes	756.7	457.6	(6.9)	—	1,207.4
Provision for income taxes	275.4	157.5	(1.4)		431.5

Net income (loss) from continuing operations	481.3	300.1	(5.5)	—	775.9
Net income from discontinued operations, net of tax	—	—	0.2	—	0.2
Equity earnings of subsidiaries	294.8	—	—	(294.8)	—

Net income (loss)	$776.1	$300.1	$(5.3)	$(294.8)	$776.1

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2010
Net cash flows provided by (used in) operating activities	$1,709.3	$773.2	$16.8	$(381.9)	$2,117.4

Cash flows from investing activities:
Purchase of property and equipment	(53.1)	(61.3)	(5.5)	—	(119.9)
Purchase of short-term investments	—	—	(38.0)	—	(38.0)
Other	17.6	(4.3)	(0.5)	—	12.8

Net cash used in investing activities – continuing operations	(35.5)	(65.6)	(44.0)	—	(145.1)
Net cash used in investing activities – discontinued operations	—	—	(0.8)	—	(0.8)

Net cash used in investing activities	(35.5)	(65.6)	(44.8)	—	(145.9)

Cash flows from financing activities:
Repayment of long-term debt	(1,340.1)	—	—	—	(1,340.1)
Treasury stock acquired	(1,276.2)	—	—	—	(1,276.2)
Tax benefit relating to employee stock-based compensation	58.9	—	—	—	58.9
Net proceeds from employee stock plans	35.3	—	—	—	35.3
Deferred financing fees	(3.9)	—	—	—	(3.9)
Other	3.0	—	—	—	3.0
Net transactions with parent	300.9	(708.6)	25.8	381.9	—

Net cash (used in) provided by financing activities	(2,222.1)	(708.6)	25.8	381.9	(2,523.0)

Effect of foreign currency translation adjustment	—	—	4.8	—	4.8

Net (decrease) increase in cash and cash equivalents	(548.3)	(1.0)	2.6	—	(546.7)
Cash and cash equivalents at beginning of year	1,005.0	10.0	55.4	—	1,070.4

Cash and cash equivalents at end of year	$456.7	$9.0	$58.0	$—	$523.7

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2009
Net cash flows provided by (used in) operating activities	$1,684.9	$385.2	$13.6	$(312.2)	$1,771.5

Cash flows from investing activities:
Acquisitions, net of cash acquired	(8,881.7)	(465.9)	—	4,675.0	(4,672.6)
Purchase of short-term investments	(1,201.4)	—	—	—	(1,201.4)
Sale of short-term investments	1,198.9	—	—	—	1,198.9
Purchase of property and equipment	(116.6)	(22.6)	(8.3)	—	(147.5)
Other	6.4	(2.7)	(1.6)	—	2.1

Net cash (used in) provided by investing activities – continuing operations	(8,994.4)	(491.2)	(9.9)	4,675.0	(4,820.5)
Net cash used in investing activities – discontinued operations	—	—	(1.9)	—	(1.9)

Net cash (used in) provided by investing activities	(8,994.4)	(491.2)	(11.8)	4,675.0	(4,822.4)

Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	2,491.6	—	—	—	2,491.6
Net proceeds from stock issuance	1,569.1	—	—	—	1,569.1
Repayment of long-term debt	(420.1)	—	—	—	(420.1)
Deferred financing fees	(79.5)	—	—	—	(79.5)
Tax benefit relating to employee stock-based compensation	13.4	—	—	—	13.4
Net proceeds from employee stock plans	12.5	—	—	—	12.5
Net transactions with parent	4,239.4	107.1	16.3	(4,362.8)	—

Net cash provided by (used in) financing activities	7,826.4	107.1	16.3	(4,362.8)	3,587.0

Effect of foreign currency translation adjustment	—	—	3.6	—	3.6

Net increase in cash and cash equivalents	516.9	1.1	21.7	—	539.7
Cash and cash equivalents at beginning of year	488.1	8.9	33.7	—	530.7

Cash and cash equivalents at end of year	$1,005.0	$10.0	$55.4	$—	$1,070.4

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2008
Net cash flows provided by (used in) operating activities	$1,265.2	$84.6	$48.0	$(294.8)	$1,103.0

Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture	(251.5)	—	—	—	(251.5)
Purchase of property and equipment	(66.8)	(9.7)	(7.3)	—	(83.8)
Proceeds from sale of business	27.7	—	—	—	27.7
Other	(11.0)	—	—	—	(11.0)

Net cash used in investing activities – continuing operations	(301.6)	(9.7)	(7.3)	—	(318.6)
Net cash used in investing activities – discontinued operations	—	—	(2.0)	—	(2.0)

Net cash used in investing activities	(301.6)	(9.7)	(9.3)	—	(320.6)

Cash flows from financing activities:
Treasury stock acquired	(494.4)	—	—	—	(494.4)
Repayment of long-term debt	(260.0)	—	—	—	(260.0)
Tax benefit relating to employee stock-based compensation	42.1	—	—	—	42.1
Net proceeds from employee stock plans	31.9	—	—	—	31.9
Net transactions with parent	(181.4)	(82.4)	(31.0)	294.8	—

Net cash (used in) provided by financing activities	(861.8)	(82.4)	(31.0)	294.8	(680.4)

Effect of foreign currency translation adjustment	—	—	(6.0)	—	(6.0)

Net increase (decrease) in cash and cash equivalents	101.8	(7.5)	1.7	—	96.0
Cash and cash equivalents at beginning of year	386.3	16.4	32.0	—	434.7

Cash and cash equivalents at end of year	$488.1	$8.9	$33.7	$—	$530.7

EXPRESS SCRIPTS, INC.

Valuation and Qualifying Accounts and Reserves of Continuing Operations	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts and Reserves of Continuing Operations [Abstract]
Valuation and Qualifying Accounts and Reserves of Continuing Operations

Schedule II — Valuation and Qualifying Accounts and Reserves of Continuing Operations

Years Ended December 31, 2010, 2009, and 2008

Col. A	Col. B	Col. C		Col. D	Col. E
(in millions)		Additions
Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charges to Other Accounts	Deductions(1)	Balance at End of Period
Allowance for Doubtful Accounts Receivable
Year Ended 12/31/08	$75.4	$30.0	$7.4	$36.1	$76.7
Year Ended 12/31/09	76.7	24.1	13.6	21.0	93.4
Year Ended 12/31/10	$93.4	$5.2	$—	$33.8	$64.8
Valuation Allowance for Deferred Tax Assets
Year Ended 12/31/08	$8.3	$3.4	$—	$—	$11.7
Year Ended 12/31/09	11.7	4.4	—	—	16.1
Year Ended 12/31/10	$16.1	$7.1	$—	$—	$23.2

(1)	Except as otherwise described, these deductions are primarily write-offs of receivable amounts, net of any recoveries.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies (Policies) [Abstract]
Organization and operations

Organization and operations. We are one of the largest full-service pharmacy benefit management (“PBM”) companies in North America, providing healthcare management and administration services on behalf of clients that include health maintenance organizations, health insurers, third-party administrators, employers, union-sponsored benefit plans, workers’ compensation plans and government health programs. During the first quarter of 2009, we changed our reportable segments to PBM and Emerging Markets (“EM”). Segment disclosures for 2008 have been reclassified to reflect the new structure where appropriate. During the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. Segment disclosures for all years presented have been restated for comparability (see Note 13). Our integrated PBM services include network claims processing, home delivery services, patient care and direct specialty home delivery to patients, benefit design consultation, drug utilization review, formulary management, drug data analysis services, distribution of injectable drugs to patient homes and physician offices, bio-pharma services, fertility services to providers and patients, and fulfillment of prescriptions to low-income patients through manufacturer-sponsored patient assistance programs. Through our EM segment, we provide services including distribution of pharmaceuticals and medical supplies to providers and clinics and healthcare administration and implementation of consumer-directed healthcare solutions.

As noted above, we report segments on the basis of services offered and have determined we have two reportable segments: PBM and EM. Our domestic and Canadian PBM operating segments have similar characteristics and as such have been aggregated into a single PBM reporting segment.

Basis of presentation

Basis of presentation. The consolidated financial statements include our accounts and those of our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Investments in affiliated companies, 20% to 50% owned, are accounted for under the equity method. Certain amounts in prior years have been reclassified to conform to the current year presentation. The preparation of the consolidated financial statements conforms to generally accepted accounting principles in the United States, and requires us to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates and assumptions.

Discontinued operations

Discontinued operations. On September 17, 2010, we completed the sale of our Phoenix Marketing Group (“PMG”) line of business. Upon classification as a discontinued operation in the second quarter of 2010, an impairment charge of  $28.2 million was recorded to reflect goodwill and intangible asset impairment and the subsequent write-down of PMG assets to fair market value. The loss on the sale as well as other charges related to discontinued operations during the third quarter of 2010 totaled  $8.3 million. These charges are included in net (loss) income from discontinued operations, net of tax in the consolidated statement of operations for the year ended December 31, 2010.

On June 30, 2008, we completed the sale of CuraScript Infusion Pharmacy, Inc. (“IP”), our infusion pharmacy line of business, for  $27.5 million and recorded a pre-tax gain of approximately  $7.4 million. On April 4, 2008, we completed the sale of Custom Medical Products, Inc. (“CMP”) and recorded a pre-tax loss of approximately  $1.3 million. These amounts are included in net (loss) income from discontinued operations, net of tax in the consolidated statement of operations for the year ended December 31, 2008.

The results of operations for PMG, IP and CMP are reported as discontinued operations for all periods presented in the accompanying consolidated statement of operations. Additionally, for all periods presented, assets and liabilities of the discontinued operations are segregated in the accompanying consolidated balance sheet, and cash flows of our discontinued operations are segregated in our accompanying consolidated statement of cash flows (see Note 4 – Discontinued operations).

Cash and cash equivalents

Cash and cash equivalents. Cash and cash equivalents include cash on hand and investments with original maturities of three months or less. We have banking relationships resulting in certain cash disbursement accounts being maintained by banks not holding our cash concentration accounts. As a result, cash disbursement accounts carrying negative book balances of  $418.8 million and  $330.8 million (representing outstanding checks not yet presented for payment) have been reclassified to claims and rebates payable, accounts payable and accrued expenses at December 31, 2010 and 2009, respectively. This reclassification restores balances to cash and current liabilities for liabilities to our vendors which have not been settled. No overdraft or unsecured short-term loan exists in relation to these negative balances.

We have restricted cash and investments in the amount of  $16.3 million and  $9.1 million at December 31, 2010 and 2009, respectively. These amounts consist of investments and cash which include participants’ health savings accounts, employers’ pre-funding amounts and Express Scripts Insurance Company (“ESIC”) amounts restricted for state insurance licensure purposes.

Accounts receivable

Accounts receivable. Based on our revenue recognition policies discussed below, certain claims at the end of a period are unbilled. Revenue and unbilled receivables for those claims are estimated each period based on the amount to be paid to network pharmacies and historical gross margin. Estimates are adjusted to actual at the time of billing. Historically, adjustments to our original estimates have been immaterial. As of December 31, 2010 and 2009, unbilled receivables for continuing operations were  $911.3 million and  $1,218.4 million, respectively. Unbilled receivables are billed to clients typically within 30 days based on the contractual billing schedule agreed upon with the client.

We provide an allowance for doubtful accounts equal to estimated uncollectible receivables. This estimate is based on the current status of each customer’s receivable balance as well as current economic and market conditions. Receivables are written off against the allowance only upon determination such amounts are not recoverable and all collection attempts have failed. As of December 31, 2010 and 2009, we have an allowance for doubtful accounts for continuing operations of  $64.8 million and  $93.4 million, respectively. As a percent of accounts receivable, our allowance for doubtful accounts for continuing operations was 3.8% and 3.7% at December 31, 2010 and 2009, respectively.

Inventories	Inventories. Inventories consist of prescription drugs and medical supplies which are stated at the lower of first-in first-out cost or market.
Property and equipment

Property and equipment. Property and equipment is carried at cost and is depreciated using the straight-line method over estimated useful lives of seven years for furniture and three to five years for equipment and purchased computer software. Buildings are amortized on a straight-line basis over estimated useful lives of ten years to thirty-five years. Leasehold improvements are amortized on a straight-line basis over the remaining term of the lease or the useful life of the asset, if shorter. Expenditures for repairs, maintenance and renewals are charged to income as incurred. Expenditures that improve an asset or extend its estimated useful life are capitalized. When properties are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in income.

Research and development expenditures relating to the development of software for internal purposes are charged to expense until technological feasibility is established. Thereafter, the remaining software production costs up to the date placed into production are capitalized and included as property and equipment. Amortization of the capitalized amounts commences on the date placed into production, and is computed on a product-by-product basis using the straight-line method over the remaining estimated economic life of the product but not more than five years. Reductions, if any, in the carrying value of capitalized software costs to net realizable value are expensed. With respect to capitalized software costs, we recorded amortization expense of  $23.2 million in 2010,  $20.4 million in 2009 and  $19.7 million in 2008.

Marketable securities

Marketable securities. All investments not included as cash and cash equivalents are accounted for in accordance with applicable accounting guidance for investments in debt and equity securities. Management determines the appropriate classification of our marketable securities at the time of purchase and re-evaluates such determination at each balance sheet date. All marketable securities at December 31, 2010 and 2009 were recorded in other noncurrent assets on our consolidated balance sheet (see Note 2 – Fair value measurements).

Securities bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value, which is based upon quoted market prices, with unrealized holding gains and losses included in earnings. We held trading securities, consisting primarily of mutual funds, totaling  $13.5 million and  $11.4 million at December 31, 2010 and 2009, respectively. We maintain our trading securities to offset changes in certain liabilities related to our deferred compensation plan discussed in Note 11 – Employee benefit plans and stock-based compensation plans. Net gain (loss) recognized on the trading portfolio was  $1.5 million,  $3.8 million, and  $(5.2) million in 2010, 2009, and 2008, respectively.

Securities not classified as trading or held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, which is based upon quoted market prices, with unrealized holding gains and losses reported through other comprehensive income, net of applicable taxes. We held no securities classified as available for sale at December 31, 2010 or 2009.

Impairment of long lived assets

Impairment of long lived assets. We evaluate whether events and circumstances have occurred which indicate the remaining estimated useful life of long lived assets, including other intangible assets, may warrant revision or the remaining balance of an asset may not be recoverable. The measurement of possible impairment is based on a comparison of the fair value of the related assets to the carrying value using discount rates that reflect the inherent risk of the underlying business. Impairment losses, if any, would be recorded to the extent the carrying value of the assets exceeds the implied fair value resulting from this calculation (see Note 4 – Discontinued operations and Note 7 – Goodwill and other intangibles).

Goodwill Other intangible assets

Goodwill. Goodwill is evaluated for impairment annually or when events or circumstances occur indicating that goodwill might be impaired. In addition, we evaluate whether events or circumstances have occurred that may indicate an impairment in goodwill. The measurement of possible impairment is based on a comparison of the fair value of each reporting unit to the carrying value of the reporting unit’s assets. We determine reporting units based on component parts of our business one level below the segment level. Our reporting units represent businesses for which discrete financial information is available and reviewed regularly by segment management. Impairment losses, if any, would be determined based on the fair value of the individual assets and liabilities of the reporting unit, using discount rates that reflect the inherent risk of the underlying business. We would record an impairment charge to the extent the carrying value of goodwill exceeds the implied fair value of goodwill resulting from this calculation. This valuation process involves assumptions based upon management’s best estimates and judgments that approximate the market conditions experienced for our reporting units at the time the impairment assessment is made. These assumptions include, but are not limited to, earnings and cash flow projections, discount rate and peer company comparability. Actual results may differ from these estimates due to the inherent uncertainty involved in such estimates. No impairment existed for any of our reporting units at December 31, 2010 or 2009.

During 2010, we wrote off  $22.1 million of goodwill in connection with the classification of PMG as a discontinued operation.

Other intangible assets. Other intangible assets include, but are not limited to, customer contracts and relationships, non-compete agreements, deferred financing fees and trade names. Other intangible assets, excluding customer contracts, customer relationships and trade names, are recorded at cost. Customer contracts and relationships are valued at fair market value when acquired using the income method. Customer contracts and relationships related to our 10-year contract with WellPoint, Inc. (“WellPoint”) under which we provide pharmacy benefit management services to WellPoint and its designated affiliates (“the PBM agreement”) are being amortized using a modified pattern of benefit method over an estimated useful life of 15 years. All other intangible assets, excluding trade names which have an indefinite life, are amortized on a straight-line basis, which approximates the pattern of benefit, over periods from 5 to 20 years for customer-related intangibles and 3 to 10 years for other intangible assets (see Note 7 – Goodwill and other intangibles).

The amount of other intangible assets reported is net of accumulated amortization of  $383.6 million and  $234.5 million at December 31, 2010 and 2009, respectively. Amortization expense for our continuing operations for customer-related intangibles and non-compete agreements included in selling, general and administrative expense was  $40.7 million,  $34.7 million, and  $33.2 million for the years ended December 31, 2010, 2009, and 2008, respectively. In accordance with applicable accounting guidance, amortization expense for our continuing operations of  $114.0 million and  $9.5 million (for one month in 2009) for customer contracts related to the PBM agreement has been included as an offset to revenue for the year ended December 31, 2010 and 2009, respectively. Amortization expense for our continuing operations for deferred financing fees included in interest expense was  $5.1 million,  $4.0 million and  $2.4 million in 2010, 2009 and 2008, respectively.

Self Insurance accruals

Self-insurance accruals. We maintain insurance coverage for claims that arise in the normal course of business. Where insurance coverage is not available, or, in our judgment, is not cost-effective, we maintain self-insurance accruals to reduce our exposure to future legal costs, settlements and judgments. Self-insured losses are accrued based upon estimates of the aggregate liability for the costs of uninsured claims incurred using certain actuarial assumptions followed in the insurance industry and our historical experience (see Note 12 – Commitments and contingencies). It is not possible to predict with certainty the outcome of these claims, and we can give no assurances any losses, in excess of our insurance and any self-insurance accruals, will not be material.

Fair value of financial instruments

Fair value of financial instruments. The carrying value of cash and cash equivalents, restricted cash and investments, accounts receivable, claims and rebates payable, and accounts payable approximated fair values due to the short-term maturities of these instruments. The fair value, which approximates the carrying value, of our bank credit facility was estimated using either quoted market prices or the current rates offered to us for debt with similar maturity (see Note 2 – Fair value measurements).

Revenue recognition

Revenue recognition. Revenues from our PBM segment are earned by dispensing prescriptions from our home delivery and specialty pharmacies, processing claims for prescriptions filled by retail pharmacies in our networks, and providing services to drug manufacturers, including administration of discount programs (see also “Rebate accounting” below).

Revenues from dispensing prescriptions from our home delivery pharmacies are recorded when prescriptions are shipped. At the time of shipment, our earnings process is complete: the obligation of our customer to pay for the drugs is fixed, and, due to the nature of the product, the member may not return the drugs nor receive a refund.

Revenues from our specialty line of business are from providing medications/pharmaceuticals for diseases that rely upon high-cost injectable, infused, oral, or inhaled drugs which have sensitive handling and storage needs, bio-pharmaceutical services including marketing, reimbursement and customized logistics solutions, and providing fertility services to providers and patients. Specialty revenues earned by our PBM segment are recognized at the point of shipment. At the time of shipment, we have performed substantially all of our obligations under our customer contracts and do not experience a significant level of reshipments. Appropriate reserves are recorded for discounts and contractual allowances which are estimated based on historical collections over a recent period. Any differences between our estimates and actual collections are reflected in operations in the period in which payment is received. Differences may result in the amount and timing of our revenues for any period if actual performance varies from our estimates. Allowances for returns are estimated based on historical return trends.

Revenues from our PBM segment are also derived from the distribution of pharmaceuticals requiring special handling or packaging where we have been selected by the pharmaceutical manufacturer as part of a limited distribution network and the distribution of pharmaceuticals through Patient Assistance Programs where we receive a fee from the pharmaceutical manufacturer for administrative and pharmacy services for the delivery of certain drugs free of charge to doctors for their low-income patients. These revenues include administrative fees received from these programs.

Revenues related to the distribution of prescription drugs by retail pharmacies in our networks consist of the prescription price (ingredient cost plus dispensing fee) negotiated with our clients, including the portion to be settled directly by the member (co-payment), plus any associated administrative fees. These revenues are recognized when the claim is processed. When we independently have a contractual obligation to pay our network pharmacy providers for benefits provided to our clients’ members, we act as a principal in the arrangement and we include the total prescription price as revenue in accordance with applicable accounting guidance. Although we generally do not have credit risk with respect to retail co-payments, the primary indicators of gross treatment are present. When a prescription is presented by a member to a retail pharmacy within our network, we are solely responsible for confirming member eligibility, performing drug utilization review, reviewing for drug-to-drug interactions, performing clinical intervention, which may involve a call to the member’s physician, communicating plan provisions to the pharmacy, directing payment to the pharmacy and billing the client for the amount it is contractually obligated to pay us for the prescription dispensed, as specified within our client contracts. We also provide benefit design and formulary consultation services to clients. We have separately negotiated contractual relationships with our clients and with network pharmacies, and under our contracts with pharmacies we assume the credit risk of our clients’ ability to pay for drugs dispensed by these pharmacies to clients’ members. Our clients are not obligated to pay the pharmacies as we are primarily obligated to pay retail pharmacies in our network the contractually agreed upon amount for the prescription dispensed, as specified within our provider contracts. These factors indicate we are a principal as defined by applicable accounting guidance and, as such, we record the total prescription price contracted with clients in revenue.

If we merely administer a client’s network pharmacy contracts to which we are not a party and under which we do not assume credit risk, we record only our administrative fees as revenue. For these clients, we earn an administrative fee for collecting payments from the client and remitting the corresponding amount to the pharmacies in the client’s network. In these transactions we act as a conduit for the client. Because we are not the principal in these transactions, drug ingredient cost is not included in our revenues or in our cost of revenues.

In retail pharmacy transactions, amounts paid to pharmacies and amounts charged to clients are always exclusive of the applicable co-payment. Retail pharmacy co-payments, which we instructed retail pharmacies to collect from members, of  $6.2 billion,  $3.1 billion and  $3.2 billion for the years ended December 31, 2010, 2009, and 2008, respectively, are included in revenues and cost of revenues. We changed our accounting policy for member co-payments during the third quarter of 2008 to include member co-payments to retail pharmacies in revenue and cost of revenue. Retail pharmacy co-payments increased in the year ended December 31, 2010 as compared to 2009 due to the acquisition of NextRx and the new contract with the Department of Defense (“DoD”), partially offset by an increase in generic utilization. Retail pharmacy co-payments decreased in the year ended December 31, 2009 as compared to 2008 due to the expected loss of discount card programs and other low margin clients, as well as an increase in generic utilization.

Many of our contracts contain terms whereby we make certain financial and performance guarantees, including the minimum level of discounts or rebates a client may receive, generic utilization rates, and various service guarantees. These clients may be entitled to performance penalties if we fail to meet a financial or service guarantee. Actual performance is compared to the guarantee for each measure throughout the period, and accruals are recorded as an offset to revenue if we determine that our performance against the guarantee indicates a potential liability. These estimates are adjusted to actual when the guarantee period ends, and we have either met the guaranteed rate or paid amounts to clients. Historically, adjustments to our original estimates have been immaterial.

We bill our clients based upon the billing schedules established in client contracts. At the end of a period, any unbilled revenues related to the sale of prescription drugs that have been adjudicated with retail pharmacies are estimated based on the amount we will pay to the pharmacies and historical gross margin. Those amounts due from our clients are recorded as revenue as they are contractually due to us for past transactions. Adjustments are made to these estimated revenues to reflect actual billings at the time clients are billed; historically, these adjustments have not been material.

In accordance with applicable accounting guidance, amortization of  $114.0 million and  $9.5 million for customer contracts related to the PBM agreement with WellPoint has been included as an offset to revenues for the years ended December 31, 2010 and 2009, respectively.

Revenues from our EM segment are earned from the distribution of pharmaceuticals and medical supplies to providers and clinics. These revenues are recognized at the point of shipment. At the time of shipment, we have performed substantially all of our obligations under our customer contracts and do not experience a significant level of reshipments. Appropriate reserves are recorded for discounts and contractual allowances which are estimated based on historical collections over a recent period. Any differences between our estimates and actual collections are reflected in operations in the period in which payment is received. Differences may result in the amount and timing of our revenues for any period if actual performance varies from our estimates. Allowances for returns are estimated based on historical return trends.

Rebate accounting

Rebate accounting. We administer a rebate program through which we receive rebates and administrative fees from pharmaceutical manufacturers. Rebates and administrative fees earned for the administration of this program, performed in conjunction with claim processing and home delivery services provided to clients, are recorded as a reduction of cost of revenue and the portion of the rebate and administrative fees payable to customers is treated as a reduction of revenue. The portion of rebates and administrative fees payable to clients is estimated based on historical and/or anticipated sharing percentages. These estimates are adjusted to actual when amounts are paid to clients. We record rebates and administrative fees receivable from the manufacturer and payable to clients when the prescriptions covered under contractual agreements with the manufacturers are dispensed; these amounts are not dependent upon future pharmaceutical sales. Rebates and administrative fees billed to manufacturers are determinable when the drug is dispensed. We pay all or a contractually agreed upon portion of such rebates to our clients.

Cost of revenues

Cost of revenues. Cost of revenues includes product costs, network pharmacy claims payments, co-payments, and other direct costs associated with dispensing prescriptions, including shipping and handling (see also “Revenue Recognition” and “Rebate Accounting”). We changed our accounting policy for member co-payments during the third quarter of 2008 to include member co-payments to retail pharmacies in revenue and cost of revenue.

Income taxes

Income taxes. Deferred tax assets and liabilities are recognized based on temporary differences between financial statement basis and tax basis of assets and liabilities using presently enacted tax rates. We account for uncertainty in income taxes as described in Note 9 – Income taxes.

Employee stock-based compensation

Employee stock-based compensation. Grant-date fair values of stock options and “stock-settled” stock appreciation rights (“SSRs”) are estimated using a Black-Scholes valuation model. Compensation expense is reduced based on estimated forfeitures with adjustments recorded at the time of vesting when actual forfeitures are greater than estimates. Forfeitures are estimated based on historical experience. We use an accelerated method of recognizing compensation cost for awards with graded vesting, which essentially treats the grant as three separate awards, with vesting periods of 12, 24 and 36 months for those grants that vest over three years. The majority of our stock-based awards have three-year vesting.

See Note 11 – Employee benefit plans and stock-based compensation for more information regarding stock-based compensation plans.

Earnings per share (reflecting the two-for-one stock split effective June 8, 2010)

Earnings per share (reflecting the two-for-one stock split effective June 8, 2010). Basic earnings per share (“EPS”) is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed in the same manner as basic earnings per share but adds the number of additional common shares that would have been outstanding for the period if the dilutive potential common shares had been issued. All shares are calculated under the “treasury stock” method.

Foreign currency translation

Foreign currency translation. The financial statements of our foreign subsidiaries are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted average exchange rate for each period for revenues, expenses, gains and losses. The functional currency for our foreign subsidiaries is the local currency and cumulative translation adjustments (credit balances of  $19.8 million and  $14.1 million at December 31, 2010 and 2009, respectively) are recorded within the accumulated other comprehensive income component of stockholders’ equity.

Comprehensive income

Comprehensive income. In addition to net income, our components of comprehensive income (net of taxes) are foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities. We recognized foreign currency translation adjustments of  $5.7 million,  $7.9 million and ( $14.7) million for the years ending December 31, 2010, 2009 and 2008, respectively. We have displayed comprehensive income within the Statement of Changes in Stockholders’ Equity.

New accounting guidance

New accounting guidance. In December 2007, the Financial Accounting Standards Board (“FASB”) revised the authoritative guidance for business combinations. The guidance changes the definitions of a business and a business combination, and will result in more transactions recorded as business combinations. Certain acquired contingencies will be recorded initially at fair value on the acquisition date, transaction and restructuring costs generally will be expensed as incurred and in partial acquisitions, companies generally will record 100 percent of the assets and liabilities at fair value, including goodwill. In April 2009, the FASB amended guidance which clarifies the accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance is effective as of January 1, 2009. We have accounted for the NextRx business combination, and will account for all future business combinations, under this guidance (see Note 3 – Changes in business).

In April 2008, the FASB issued authoritative guidance which intends to improve the consistency between the useful life of an intangible asset and the period of expected cash flows used to measure the fair value of the asset. The guidance is effective for fiscal years beginning after December 15, 2008. These provisions were applied to intangible assets acquired as part of the NextRx business combination and will be applied to future intangible assets acquired.

In June 2009, the FASB issued authoritative guidance which identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with generally accepted accounting principles (“GAAP”) in the United States. This guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Adoption of the guidance did not have an impact on our financial position, results of operations, or cash flows.

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies (Tables) [Abstract]
Reconciliation between the number of weighted average shares used in the basic and diluted earnings per share calculation

	2010	2009	2008
Weighted average number of common shares outstanding during the period – Basic EPS (1)	538.5	527.0	497.8
Dilutive common stock equivalents:
Outstanding stock options, SSRs, restricted stock units, and executive deferred compensation units (2)	5.5	5.2	5.8

Weighted average number of common shares outstanding during the period – Diluted EPS (1)	544.0	532.2	503.6

(1)	The increase in the weighted average number of common shares outstanding for the year ended December 31, 2010 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009, partially offset by the repurchase of 26.9 million treasury shares during the year ended December 31, 2010. The increase in the weighted average number of common shares outstanding for the year ended December 31, 2009 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009.
(2)	Excludes awards of 2.8 million, 1.6 million, and 0.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. These were excluded because their effect was anti-dilutive.

Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair value measurements (Tables) [Abstract]
Carrying values and the fair values of Senior Notes

	December 31, 2010		December 31, 2009
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
5.25% senior notes due 2012, net of unamortized discount	$999.6	$1,056.0	$999.4	$1,068.6
6.25% senior notes due 2014, net of unamortized discount	996.9	1,116.0	996.1	1,095.7
7.25% senior notes due 2019, net of unamortized discount	497.1	586.3	496.8	591.6

Total	$2,493.6	$2,758.3	$2,492.3	$2,755.9

Change in business (Tables)	12 Months Ended
Dec. 31, 2010
Change In Business (Tables) [Abstract]
Summary of combined results of operations

	Year Ended December 31,
(in millions, except per share data)	2010	2009
Total revenues	$44,973.2	$39,143.2
Net income from continuing operations	1,204.6	1,062.9
Basic earnings per share from continuing operations	2.24	1.94
Diluted earnings per share from continuing operations	$2.21	$1.92

Components of the final purchase price allocation

Allocation of Purchase Price (in millions):
Current assets	$943.8
Property and equipment	42.7
Acquired intangible assets	1,585.0
Goodwill	2,668.9
Liabilities assumed	(573.7)

Total	$4,666.7

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations (Tables) [Abstract]
Summary of certain information with respect to the discontinued operations

(in millions)	2010	2009	2008
Revenues	$16.5	$26.6	$81.5
Net (loss) income from discontinued operations, net of tax	(23.4)	1.0	0.2
Income tax benefit (expense) from discontinued operations	12.9	(1.8)	(2.8)

Property and equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property and equipment (Tables) [Abstract]
Property and equipment of our continuing operations, at cost

	December 31,
(in millions)	2010	2009
Land and buildings	$11.2	$11.2
Furniture	40.6	41.0
Equipment	308.8	293.4
Computer software	342.5	295.5
Leasehold improvements	94.6	63.6

Total Property and equipment	797.7	704.7
Less accumulated depreciation	(425.0)	(357.6)

Property and equipment, net	$372.7	$347.1

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and other intangible assets (Tables) [Abstract]
Summary of goodwill and other intangible assets

	December 31, 2010			December 31, 2009
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill
PBM(1)	$5,513.1	$(107.4)	$5,405.7	$5,523.9	$(107.3)	$5,416.6
EM(1)	80.5	—	80.5	80.5	—	80.5

	$5,593.6	$(107.4)	$5,486.2	$5,604.4	$(107.3)	$5,497.1

Other intangible assets
PBM
Customer contracts	$2,018.7	$(346.4)	$1,672.3	$2,018.3	$(197.8)	$1,820.5
Other(2)	20.8	(5.0)	15.8	27.9	(10.9)	17.0

	2,039.5	(351.4)	1,688.1	2,046.2	(208.7)	1,837.5

EM
Customer relationships	68.4	(32.2)	36.2	68.4	(25.8)	42.6
Other	0.7	—	0.7	0.7	—	0.7

	69.1	(32.2)	36.9	69.1	(25.8)	43.3

Total other intangible assets	$2,108.6	$(383.6)	$1,725.0	$2,115.3	$(234.5)	$1,880.8

(1)	As discussed in Note 13 – Segment Information, during the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. All amounts at December 31, 2010 and 2009 have been restated for comparability.
(2)	Changes in other intangible assets are a result of the write-off of $11.0 million of deferred financing fees related to the credit facility terminated during 2010 and the capitalization of $3.9 million of deferred financing fees related to the new credit facility (see Note 8 – Financing).

Summary of change in net carrying value of goodwill by business segment

(in millions)	PBM	EM(3)	Total
Balance at December 31, 2008	$2,778.5	$80.5	$2,859.0
Acquisitions (1)	2,686.7	—	2,686.7
Foreign currency translation and other	(48.6)	—	(48.6)

Balance at December 31, 2009	$5,416.6	$80.5	$5,497.1

Adjustment to purchase price allocation (2)	(17.8)	—	(17.8)
Foreign currency translation and other	6.9	—	6.9

Balance at December 31, 2010	$5,405.7	$80.5	$5,486.2

(1)	Represents the acquisition of NextRx in December 2009.
(2)	Represents adjustments to purchase price, including settlement of working capital adjustment.
(3)	Excludes discontinued operations of PMG.

Financing (Tables)	12 Months Ended
Dec. 31, 2010
Financing (Tables) [Abstract]
Long-term debt

	December 31,
(in millions)	2010	2009
5.25% senior notes due 2012, net of unamortized discount	$999.6	$999.4
6.25% senior notes due 2014, net of unamortized discount	996.9	996.1
7.25% senior notes due 2019, net of unamortized discount	497.1	496.8
Term-1 loans due October 14, 2010	—	800.0
Term A loans due October 14, 2010	—	540.0
Revolving credit facility due August 13, 2013	—	—
Other	0.2	0.3

Total debt	2,493.8	3,832.6
Less current maturities	0.1	1,340.1

Long-term debt	$2,493.7	$2,492.5

Schedule of current maturities for long-term debt

Year Ended December 31,
2011	$0.1
2012	1,000.1
2013	0.1
2014	1,000.0
2015	—
Thereafter	500.0

$2,500.3

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Provision (benefit) for income taxes for continuing operations

	Year Ended December 31,
(in millions)	2010	2009	2008
Income from continuing operations before income taxes:
United States	$1,918.2	$1,312.4	$1,215.7
Foreign	(9.5)	(4.0)	(8.3)

Total	$1,908.7	$1,308.4	$1,207.4

Current provision:
Federal	$545.8	$407.7	$379.4
State	40.3	25.6	17.6
Foreign	0.1	(1.8)	0.9

Total current provision	586.2	431.5	397.9

Deferred provision:
Federal	113.1	43.0	38.6
State	4.5	3.9	(2.1)
Foreign	0.3	3.4	(2.9)

Total deferred provision	117.9	50.3	33.6

Total current and deferred provision	$704.1	$481.8	$431.5

Reconciliation of the statutory federal income tax rate and the effective tax rate

	Year Ended December 31,
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	1.7	1.7	0.7
Other, net	0.2	0.1	—

Effective tax rate	36.9%	36.8%	35.7%

Deferred tax assets and deferred tax liabilities of continuing operations

	December 31,
(in millions)	2010	2009
Deferred tax assets:
Allowance for doubtful accounts	$17.7	$25.6
Net operating loss carryforwards and other tax attributes	34.8	24.6
Deferred compensation	5.6	3.4
Restricted stock	38.5	34.6
Accrued expenses	73.6	114.0
Other	3.4	2.9

Gross deferred tax assets	173.6	205.1
Less valuation allowance	(23.2)	(16.1)

Net deferred tax assets	150.4	189.0

Deferred tax liabilities:
Depreciation and property differences	(71.1)	(42.1)
Goodwill and customer contract amortization	(438.0)	(367.9)
Prepaids	(1.4)	(1.5)
Other	(2.8)	(4.1)

Gross deferred tax liabilities	(513.3)	(415.6)

Net deferred tax liabilities	$(362.9)	$(226.6)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(in millions)	2010	2009	2008
Balance at January 1	$56.1	$40.4	$28.4
Additions for tax positions related to prior years	7.4	11.1	7.9
Reductions for tax positions related to prior years	(5.0)	(2.2)	—
Additions for tax positions related to the current year	—	12.9	9.2
Reductions for tax positions related to the current year	(1.8)	—	—
Reductions attributable to settlements with taxing authorities	—	(0.2)	(2.1)
Reductions as a result of a lapse of the applicable statute of limitations	(0.3)	(5.9)	(3.0)

Balance at December 31	$56.4	$56.1	$40.4

Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Tables)	12 Months Ended
Dec. 31, 2010
Employee benefit plans and stock-based compensation plans (Tables) [Abstract]
Weighted average assumptions to value options and SSRs Granted

	2010	2009	2008
Expected life of option	3-5 years	3-5 years	3-5 years
Risk-free interest rate	0.5%-2.4%	1.3%-2.4%	1.6%-3.4%
Expected volatility of stock	36%-41%	35%-39%	30%-37%
Expected dividend yield	None	None	None
Weighted average volatility of stock	38.4%	37.5%	30.0%

Status of stock options and SSRs

	2010
(share data in millions)	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	16.4	$20.77
Granted	2.5	49.55
Exercised	(5.1)	15.44
Forfeited/cancelled	(0.5)	29.92

Outstanding at end of period	13.3	27.83

Awards exercisable at period end	7.1	21.75

Status of restricted stock and performance shares

	2010
(share data in millions)	Shares	Weighted- Average Grant Date Fair Value
Outstanding at beginning of year	1.2	$23.66
Granted	0.3	49.59
Other(1)	0.2	49.34
Released	(0.7)	$15.10
Forfeited/Cancelled	—

Outstanding at end of period	1.0

Total stock options exercised and restricted shares vested

(in millions, except per share data)	2010	2009	2008
Proceeds from stock options exercised	$38.2	$9.4	$27.7
Fair value of vested restricted shares	10.5	12.4	4.3
Intrinsic value of stock options exercised	123.7	48.8	41.7
Weighted average fair value of options granted during the year	$15.97	$7.27	$8.94

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and contingencies (Tables) [Abstract]
Future minimum lease payments due under noncancellable operating leases, excluding the facilities of the discontinued operations of PMG and IP

Year Ended December 31,	Minimum Lease Payments
2011	$35.9
2012	29.5
2013	27.3
2014	24.3
2015	23.3
Thereafter	55.8

$196.1

Future purchase commitments

Year Ended December 31,	Future Purchase Commitment
2011	$90.1
2012	57.0
2013	18.8
2014	13.7
2015	0.4
Thereafter	—

$180.0

Segment information (Tables)	12 Months Ended
Dec. 31, 2010
Segment information (Tables) [Abstract]
Reportable Segments Information

(in millions)	PBM	EM	Total
2010
Product revenues:
Network revenues	$30,147.8	$—	$30,147.8
Home delivery and specialty revenues	13,398.2	—	13,398.2
Other revenues	—	1,153.9	1,153.9
Service revenues	260.9	12.4	273.3

Total revenues	43,806.9	1,166.3	44,973.2
Depreciation and amortization expense	236.9	7.8	244.7
Operating income	2,061.5	9.4	2,070.9
Interest income			4.9
Interest expense			(167.1)

Income before income taxes			1,908.7
Capital expenditures	116.9	3.0	119.9

2009
Product revenues:
Network revenues	$15,019.3	$—	$15,019.3
Home delivery and specialty revenues	8,352.9	—	8,352.9
Other revenues	—	1,073.0	1,073.0
Service revenues	264.7	12.4	277.1

Total revenues	23,636.9	1,085.4	24,722.3
Depreciation and amortization expense	98.3	8.4	106.7
Operating income	1,490.4	7.1	1,497.5
Interest income			5.3
Interest expense			(194.4)

Income before income taxes			1,308.4
Capital expenditures	145.4	2.1	147.5

2008
Product revenues:
Network revenues	$13,039.9	$—	$13,039.9
Home delivery and specialty revenues	7,436.6	—	7,436.6
Other revenues	—	1,201.2	1,201.2
Service revenues	250.4	13.1	263.5

Total revenues	20,726.9	1,214.3	21,941.2
Depreciation and amortization expense	86.1	8.0	94.1
Operating income	1,272.6	1.7	1,274.3
Non-operating charges, net			(2.0)
Undistributed loss from joint venture			(0.3)
Interest income			13.0
Interest expense			(77.6)

Income before income taxes			1,207.4
Capital expenditures	83.7	0.1	83.8

Balance sheet information about reportable segments

(in millions)	PBM	EM	DISC OP	Total
Total Assets
As of December 31, 2010	$10,155.1	$402.7	$—	$10,557.8
As of December 31, 2009	$11,629.1	$265.7	$36.4	$11,931.2

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited) (Tables) [Abstract]
Unaudited Quarterly Financial Data

	Quarters
(in millions, except per share data)	First(3)	Second	Third	Fourth
Fiscal 2010 (1)
Total revenues (2)	$11,138.4	$11,288.8	$11,251.8	$11,294.2
Cost of revenues (2)	10,475.2	10,531.3	10,487.7	10,520.8

Gross profit	663.2	757.5	764.1	773.4
Selling, general and administrative	208.5	227.2	236.1	215.5

Operating income	454.7	530.3	528.0	557.9
Net income from continuing operations	260.6	307.3	307.1	329.6
Net loss from discontinued operations, net of tax	(0.4)	(17.4)	(5.6)	—

Net income	$260.2	$289.9	$301.5	$329.6
Basic earnings (loss) per share:
Continuing operations	$0.47	$0.56	$0.58	$0.62
Discontinued operations	—	(0.03)	(0.01)	—
Net earnings	0.47	0.53	0.57	0.62
Diluted earnings (loss) per share:
Continuing operations	$0.47	$0.56	$0.57	$0.62
Discontinued operations	—	(0.03)	(0.01)	—
Net earnings	0.47	0.53	0.56	0.62
Fiscal 2009 (1) (3)
Total revenues (2)	$5,415.5	$5,496.8	$5,613.0	$8,197.0
Cost of revenues (2)	4,882.9	4,904.2	5,001.9	7,509.3

Gross profit	532.6	592.6	611.1	687.7
Selling, general and administrative	177.3	212.4	252.7	284.1

Operating income	355.3	380.2	358.4	403.6
Net income from continuing operations	214.6	192.1	196.8	223.1
Net (loss) income from discontinued operations, net of tax	(0.2)	0.2	0.8	0.2

Net income	$214.4	$192.3	$197.6	$223.3
Basic earnings per share:
Continuing operations	$0.43	$0.37	$0.36	$0.41
Discontinued operations	—	—	—	—
Net earnings	0.43	0.37	0.36	0.41
Diluted earnings per share:
Continuing operations	$0.43	$0.37	$0.35	$0.40
Discontinued operations	—	—	—	—
Net earnings	0.43	0.37	0.36	0.40

(1)	Includes the December 1, 2009 acquisition of NextRx.
(2)	Includes retail pharmacy co-payments of $1,662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1,547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1,478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1,493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
(3)	Restated to exclude the discontinued operations of PMG

Condensed consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2010
Condensed consolidating financial information (Tables) [Abstract]
Condensed Consolidating Balance Sheet

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
As of December 31, 2010
Cash and cash equivalents	$456.7	$9.0	$58.0	$—	$523.7
Restricted cash and investments	—	11.7	4.6	—	16.3
Receivables, net	1,175.6	536.2	9.1	—	1,720.9
Other current assets	249.0	396.0	35.4	—	680.4

Total current assets	1,881.3	952.9	107.1	—	2,941.3

Property and equipment, net	231.5	127.2	14.0	—	372.7
Investments in subsidiaries	6,382.2	—	—	(6,382.2)	—
Intercompany	—	3,214.0	—	(3,214.0)	—
Goodwill	2,921.4	2,538.8	26.0	—	5,486.2
Other intangible assets, net	1,426.2	294.8	4.0	—	1,725.0
Other assets	20.6	10.1	1.9	—	32.6

Total assets	$12,863.2	$7,137.8	$153.0	$(9,596.2)	$10,557.8

Claims and rebates payable	$2,664.9	$1.6	$—	$—	$2,666.5
Accounts payable	634.4	17.7	4.6	—	656.7
Accrued expenses	288.7	294.5	10.7	—	593.9
Current maturities of long-term debt	—	0.1	—	—	0.1

Total current liabilities	3,588.0	313.9	15.3	—	3,917.2

Long-term debt	2,493.7	—	—	—	2,493.7
Intercompany	3,094.8	—	119.2	(3,214.0)	—
Other liabilities	80.1	455.5	4.7	—	540.3
Stockholders’ equity	3,606.6	6,368.4	13.8	(6,382.2)	3,606.6

Total liabilities and stockholders’ equity	$12,863.2	$7,137.8	$153.0	$(9,596.2)	$10,557.8

As of December 31, 2009
Cash and cash equivalents	$1,005.0	$10.0	$55.4	$—	$1,070.4
Restricted cash and investments	—	7.5	1.6	—	9.1
Receivables, net	1,179.8	1,326.7	9.9	—	2,516.4
Other current assets	196.0	340.6	5.6	—	542.2
Current assets of discontinued operations	—	—	5.4	—	5.4

Total current assets	2,380.8	1,684.8	77.9	—	4,143.5

Property and equipment, net	239.6	96.5	11.0	—	347.1
Investments in subsidiaries	5,970.2	—	—	(5,970.2)	—
Intercompany	—	2,500.2	—	(2,500.2)	—
Goodwill	2,939.2	2,533.1	24.8	—	5,497.1
Other intangible assets, net	1,543.9	332.6	4.3	—	1,880.8
Other assets	21.3	8.5	1.9	—	31.7
Noncurrent assets of discontinued operations	—	—	31.0	—	31.0

Total assets	$13,095.0	$7,155.7	$150.9	$(8,470.4)	$11,931.2

Claims and rebates payable	$2,264.3	$586.4	$—	$—	$2,850.7
Accounts payable	674.4	29.0	3.0	—	706.4
Accrued expenses	312.7	225.2	11.3	—	549.2
Current maturities of long-term debt	1,340.0	0.1	—	—	1,340.1
Current liabilities of discontinued operations	—	—	10.4	—	10.4

Total current liabilities	4,591.4	840.7	24.7	—	5,456.8

Long-term debt	2,492.5	—	—	—	2,492.5
Intercompany	2,387.2	—	113.0	(2,500.2)	—
Other liabilities	72.1	356.3	1.7	—	430.1
Stockholders’ equity	3,551.8	5,958.7	11.5	(5,970.2)	3,551.8

Total liabilities and stockholders’ equity	$13,095.0	$7,155.7	$150.9	$(8,470.4)	$11,931.2

Condensed Consolidating Statement of Operations

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2010
Revenues	$29,594.6	$15,287.8	$90.8	$—	$44,973.2
Operating expenses	28,176.8	14,635.8	89.7	—	42,902.3

Operating income	1,417.8	652.0	1.1	—	2,070.9
Interest (expense) income, net	(156.2)	(6.2)	0.2	—	(162.2)

Income before income taxes	1,261.6	645.8	1.3	—	1,908.7
Provision for income taxes	462.3	241.0	0.8	—	704.1

Net income from continuing operations	799.3	404.8	0.5	—	1,204.6
Net loss from discontinued operations, net of tax	—	—	(23.4)	—	(23.4)
Equity in earnings of subsidiaries	381.9	—	—	(381.9)	—

Net income (loss)	$1,181.2	$404.8	$(22.9)	$(381.9)	$1,181.2

For the year ended December 31, 2009
Revenues	$14,642.9	$10,004.2	$75.2	$—	$24,722.3
Operating expenses	13,654.9	9,497.7	72.2	—	23,224.8

Operating income	988.0	506.5	3.0	—	1,497.5
Interest expense, net	(179.6)	(6.5)	(3.0)	—	(189.1)

Income before income taxes	808.4	500.0	—	—	1,308.4
Provision for income taxes	293.0	185.9	2.9	—	481.8

Net income (loss) from continuing operations	515.4	314.1	(2.9)	—	826.6
Net income from discontinued operations, net of tax	—	—	1.0	—	1.0
Equity in earnings of subsidiaries	312.2	—	—	(312.2)	—

Net income (loss)	$827.6	$314.1	$(1.9)	$(312.2)	$827.6

For the year ended December 31, 2008
Revenues	$9,674.6	$12,208.4	$58.2	$—	$21,941.2
Operating expenses	8,865.9	11,737.7	63.3	—	20,666.9

Operating income (loss)	808.7	470.7	(5.1)	—	1,274.3
Non-operating charges, net	(2.0)	—	—	—	(2.0)
Undistributed loss from joint venture	(0.3)	—	—	—	(0.3)
Interest expense, net	(49.7)	(13.1)	(1.8)	—	(64.6)

Income (loss) before income taxes	756.7	457.6	(6.9)	—	1,207.4
Provision for income taxes	275.4	157.5	(1.4)		431.5

Net income (loss) from continuing operations	481.3	300.1	(5.5)	—	775.9
Net income from discontinued operations, net of tax	—	—	0.2	—	0.2
Equity earnings of subsidiaries	294.8	—	—	(294.8)	—

Net income (loss)	$776.1	$300.1	$(5.3)	$(294.8)	$776.1

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2010
Net cash flows provided by (used in) operating activities	$1,709.3	$773.2	$16.8	$(381.9)	$2,117.4

Cash flows from investing activities:
Purchase of property and equipment	(53.1)	(61.3)	(5.5)	—	(119.9)
Purchase of short-term investments	—	—	(38.0)	—	(38.0)
Other	17.6	(4.3)	(0.5)	—	12.8

Net cash used in investing activities – continuing operations	(35.5)	(65.6)	(44.0)	—	(145.1)
Net cash used in investing activities – discontinued operations	—	—	(0.8)	—	(0.8)

Net cash used in investing activities	(35.5)	(65.6)	(44.8)	—	(145.9)

Cash flows from financing activities:
Repayment of long-term debt	(1,340.1)	—	—	—	(1,340.1)
Treasury stock acquired	(1,276.2)	—	—	—	(1,276.2)
Tax benefit relating to employee stock-based compensation	58.9	—	—	—	58.9
Net proceeds from employee stock plans	35.3	—	—	—	35.3
Deferred financing fees	(3.9)	—	—	—	(3.9)
Other	3.0	—	—	—	3.0
Net transactions with parent	300.9	(708.6)	25.8	381.9	—

Net cash (used in) provided by financing activities	(2,222.1)	(708.6)	25.8	381.9	(2,523.0)

Effect of foreign currency translation adjustment	—	—	4.8	—	4.8

Net (decrease) increase in cash and cash equivalents	(548.3)	(1.0)	2.6	—	(546.7)
Cash and cash equivalents at beginning of year	1,005.0	10.0	55.4	—	1,070.4

Cash and cash equivalents at end of year	$456.7	$9.0	$58.0	$—	$523.7

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2009
Net cash flows provided by (used in) operating activities	$1,684.9	$385.2	$13.6	$(312.2)	$1,771.5

Cash flows from investing activities:
Acquisitions, net of cash acquired	(8,881.7)	(465.9)	—	4,675.0	(4,672.6)
Purchase of short-term investments	(1,201.4)	—	—	—	(1,201.4)
Sale of short-term investments	1,198.9	—	—	—	1,198.9
Purchase of property and equipment	(116.6)	(22.6)	(8.3)	—	(147.5)
Other	6.4	(2.7)	(1.6)	—	2.1

Net cash (used in) provided by investing activities – continuing operations	(8,994.4)	(491.2)	(9.9)	4,675.0	(4,820.5)
Net cash used in investing activities – discontinued operations	—	—	(1.9)	—	(1.9)

Net cash (used in) provided by investing activities	(8,994.4)	(491.2)	(11.8)	4,675.0	(4,822.4)

Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	2,491.6	—	—	—	2,491.6
Net proceeds from stock issuance	1,569.1	—	—	—	1,569.1
Repayment of long-term debt	(420.1)	—	—	—	(420.1)
Deferred financing fees	(79.5)	—	—	—	(79.5)
Tax benefit relating to employee stock-based compensation	13.4	—	—	—	13.4
Net proceeds from employee stock plans	12.5	—	—	—	12.5
Net transactions with parent	4,239.4	107.1	16.3	(4,362.8)	—

Net cash provided by (used in) financing activities	7,826.4	107.1	16.3	(4,362.8)	3,587.0

Effect of foreign currency translation adjustment	—	—	3.6	—	3.6

Net increase in cash and cash equivalents	516.9	1.1	21.7	—	539.7
Cash and cash equivalents at beginning of year	488.1	8.9	33.7	—	530.7

Cash and cash equivalents at end of year	$1,005.0	$10.0	$55.4	$—	$1,070.4

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2008
Net cash flows provided by (used in) operating activities	$1,265.2	$84.6	$48.0	$(294.8)	$1,103.0

Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture	(251.5)	—	—	—	(251.5)
Purchase of property and equipment	(66.8)	(9.7)	(7.3)	—	(83.8)
Proceeds from sale of business	27.7	—	—	—	27.7
Other	(11.0)	—	—	—	(11.0)

Net cash used in investing activities – continuing operations	(301.6)	(9.7)	(7.3)	—	(318.6)
Net cash used in investing activities – discontinued operations	—	—	(2.0)	—	(2.0)

Net cash used in investing activities	(301.6)	(9.7)	(9.3)	—	(320.6)

Cash flows from financing activities:
Treasury stock acquired	(494.4)	—	—	—	(494.4)
Repayment of long-term debt	(260.0)	—	—	—	(260.0)
Tax benefit relating to employee stock-based compensation	42.1	—	—	—	42.1
Net proceeds from employee stock plans	31.9	—	—	—	31.9
Net transactions with parent	(181.4)	(82.4)	(31.0)	294.8	—

Net cash (used in) provided by financing activities	(861.8)	(82.4)	(31.0)	294.8	(680.4)

Effect of foreign currency translation adjustment	—	—	(6.0)	—	(6.0)

Net increase (decrease) in cash and cash equivalents	101.8	(7.5)	1.7	—	96.0
Cash and cash equivalents at beginning of year	386.3	16.4	32.0	—	434.7

Cash and cash equivalents at end of year	$488.1	$8.9	$33.7	$—	$530.7

Summary of significant accounting policies (Details) (USD $) In Millions	3 Months Ended		9 Months Ended	6 Months Ended
	Sep. 30, 2010	Jun. 30, 2010 P M G [Member]	Sep. 30, 2010 P M G [Member]	Jun. 30, 2008 Infusion Pharmacy [Member]	Jun. 30, 2008 CMP [Member]
Discontinued Operations [Line Items]
Proceeds from sale of discontinued operation				$ 27.5
Pre-tax gain (loss) on sale of business	(8.3)			7.4	(1.3)
Impairment charges		$ 28.2	$ 28.2

Summary of significant accounting policies (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property and Equipment [Line Items]
Amortization expense with respect to capitalized software Costs	$ 23.2	$ 20.4	$ 19.7
Furniture [Member]
Property and Equipment [Line Items]
Estimated useful life of furniture (in years)	7
Building [Member]
Property and Equipment [Line Items]
Estimated useful life of buildings, minimum (in years)	10
Estimated useful life of building, maximum (in years)	35
Equipment and Purchased Software [Member]
Property and Equipment [Line Items]
Estimated useful life of buildings, minimum (in years)	3
Estimated useful life of building, maximum (in years)	5

Summary of significant accounting policies (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 PMG [Member] Segment, Discontinued Operations [Member]
Goodwill [Line Items]
Impairment of goodwill	$ 0	$ 0
Goodwill written off (PMG)			$ 22.1

Summary of significant accounting policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 31, 2008
Other Intangible Assets [Line Items]
Weighted-average amortization period of intangible assets subject to amortization	15
Finite-Lived Intangible Assets, Accumulated Amortization	$ (383.6)	$ (234.5)
Amortization expense of other intangible assets	159.8	114.6	35.6
Period of contract with WellPoint, years	10
Amortization for customer contracts related to the PBM agreement and included as an offset to revenue	114	9.5
Amortization expense for the continuing operations for deferred financing fees	5.1	4	2.4
P B M Agreement With Well Point [Member]
Other Intangible Assets [Line Items]
Estimated useful life of intangible assets (in years)	15
Customer Relationships [Member]
Other Intangible Assets [Line Items]
Major intangible class, minimum	5
Major intangible class, maximum	20
Other Intangible Assets [Member]
Other Intangible Assets [Line Items]
Major intangible class, minimum	3
Major intangible class, maximum	10
Finite-Lived Intangible Assets, Accumulated Amortization	(351.4)	(208.7)
Selling General and Administrative [Member]
Other Intangible Assets [Line Items]
Amortization expense of other intangible assets	$ 40.7	$ 34.7	$ 33.2

Summary of significant accounting policies (Details 4) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Number of weighted average shares used in the basic and diluted EPS calculations
Weighted average number of common shares outstanding during the period - Basic EPS		538.5	[1]	527	[1]	497.8	[1]
Dilutive common stock equivalents:
Outstanding stock options, SSRs, restricted stock units, and executive deferred compensation units		5.5	[2]	5.2	[2]	5.8	[2]
Weighted average number of common shares outstanding during the period - Diluted EPS		544		532.2		503.6
Earnings per share (reflecting the two-for-one stock split effective June 8, 2010) (Textuals)
Share issued in common stock offering	52.9			52.9
Repurchase of treasury shares		26.9
Antidilutive shares excluded from basic and diluted EPS calculations		2.8		1.6		0.8

[1]	The increase in the weighted average number of common shares outstanding for the year ended December 31, 2010 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009, partially offset by the repurchase of 26.9 million treasury shares during the year ended December 31, 2010. The increase in the weighted average number of common shares outstanding for the year ended December 31, 2009 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009.
[2]	Excludes awards of 2.8 million, 1.6 million, and 0.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. These were excluded because their effect was anti-dilutive.

Summary of significant accounting policies (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 31, 2008
Summary of significant accounting policies (Textuals) [Abstract]
Original maturities of cash on hand and investment	3 months or less
Negative book balances carried by cash disbursement accounts	$ 418.8	$ 330.8
Restricted cash and investments	16.3	9.1
Unbilled receivables for continuing operations	911.3	1,218.4
Typical period for billing of unbilled receivable	30
Allowance for doubtful accounts for continuing operations	64.8	93.4
Percentage of allowance for doubtful accounts for continuing operations	3.80%	3.70%
Trading securities, included in other assets	13.5	11.4
Net gain (loss) recognized on the trading portfolio	1.5	3.8	(5.2)
Retail pharmacy co-payments included in Network revenues	6,181.4	3,132.1	3,153.6
Vesting period of stock option plan	3
Cumulative translation adjustments, credit balances	19.8	14.1
Foreign currency translation adjustments	$ 5.7	$ 7.9	$ (14.7)
Recorded percentage of the assets and liabilities at fair value, including goodwill (in percentage)	100.00%
Minimum percentage of ownership in affiliates for accounting under equity method of accounting	20.00%
Maximum percentage of ownership in affiliates for accounting under equity method of accounting	50.00%
Internally Developed Software [Member]
Other Intangible Assets [Line Items]
Maximum estimated economic life of internally developed software (in years)	5
First one-third of Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of compensation costs recognition for grants that vest over three years	12
Second one-third of Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of compensation costs recognition for grants that vest over three years	24
Third one-third of Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of compensation costs recognition for grants that vest over three years	36

Fair value measurements (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements (Textuals)
Restricted cash and investments	$ 16.3	$ 9.1
Average Maturity period of investment in AAA-rated money market mutual funds, days	less than 90 days
Carrying values and the fair values of Senior Notes
Carrying Amount	2,493.6	2,492.3
Fair Value	2,758.3	2,755.9
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Textuals)
Cash equivalents	426.3	909.8
Restricted cash and investments	16.3	9.1
Trading securities, included in other assets	13.5	11.4
5.25% senior notes due 2012, net of unamortized discount
Carrying values and the fair values of Senior Notes
Carrying Amount	999.6	999.4
Fair Value	1,056	1,068.6
6.25% senior notes due 2014, net of unamortized discount
Carrying values and the fair values of Senior Notes
Carrying Amount	996.9	996.1
Fair Value	1,116	1,095.7
7.25% senior notes due 2019, net of unamortized discount
Carrying values and the fair values of Senior Notes
Carrying Amount	497.1	496.8
Fair Value	$ 586.3	$ 591.6

Change in business (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Summary of combined results of operations
Total revenues	$ 44,973.2	$ 39,143.2
Net income from continuing operations	1,204.6	1,062.9
Basic earnings per share from continuing operations	$ 2.24	$ 1.94
Diluted earnings per share from continuing operations	$ 2.21	$ 1.92
Purchase price allocation
Current assets	943.8
Property and equipment	42.7
Acquired intangible assets	1,585
Goodwill	2,668.9
Liabilities assumed	(573.7)
Total	$ 4,666.7

Change in business (Details Textuals) (USD $) Share data in Millions, unless otherwise specified	6 Months Ended		12 Months Ended				12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 01, 2009	Jun. 09, 2009	Dec. 31, 2010 Customer Relationships [Member] Year	Dec. 31, 2010 External Customers [Member] Year	Dec. 31, 2010 PBM agreement with WellPoint [Member] Year	Jul. 22, 2008 MSC [Member]	Dec. 31, 2009 PBM [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase price of the acquisition										$ 251,000,000	$ 4,667,000,000
Excess of purchase price over tangible net assets allocated to intangible assets			1,585,000,000					65,000,000	1,520,000,000
Estimated useful life of the intangible assets amortized (in years)							20
Estimated useful life of intangible assets (in years)								10	15
Change in business (Textuals) [Abstract]
Completed share purchase of WellPoint subsidiaries acquisition, in percent				100.00%
Total consideration for pharmacy benefit management services					4,675,000,000
Purchase price adjustment for working capital			8,300,000
Gross proceeds resulting from public offering of senior notes						2,500,000,000
Net proceeds resulting from public offering of senior notes		2,478,300,000
Share issued in common stock offering		52.9		52.9
Net proceeds resulting from public offering of common stock		1,569,100,000		1,569,100,000
Transaction costs related to acquisition				61,100,000
Period of tax deduction for goodwill and other intangibles generated, years			15
Estimated value of Section 338(h)(10) election, Minimum			800,000,000
Estimated value of Section 338(h)(10) election, Maximum			1,200,000,000
Tax benefit realized period			15
Period of contract with WellPoint, years			10
Current assets are primarily comprised of pharmaceutical manufacturer rebate receivables			943,800,000
Liabilities assumed are primarily comprised of rebates payable to clients			573,700,000
Excess of purchase price over tangible net assets and indefinite intangible net assets allocated to goodwill			2,668,900,000
Benefits related to amendment of client contract	$ 30,000,000
Amortization period to record greater portion of expense			First 5 years

Discontinued Operations (Details) (USD $) In Millions	3 Months Ended														12 Months Ended
	Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Information with respect to the discontinued operations
Revenues															$ 16.5	$ 26.6	$ 81.5
Net (loss) income from discontinued operations, net of tax	(5.6)	[1]	(17.4)	[1]	(0.4)	[1],[2]	0.2	[1]	0.8	[1]	0.2	[1]	(0.2)	[1],[2]	(23.4)	1	0.2
Income tax benefit (expense) from discontinued operations															$ 12.9	$ (1.8)	$ (2.8)

[1]	Includes the December 1, 2009 acquisition of NextRx.
[2]	Restated to exclude the discontinued operations of PMG

Discontinued Operations (Details) (Textuals) (USD $) In Millions	3 Months Ended		9 Months Ended	6 Months Ended
	Sep. 30, 2010	Jun. 30, 2010 PMG [Member]	Sep. 30, 2010 PMG [Member]	Jun. 30, 2008 Infusion Pharmacy [Member]	Jun. 30, 2008 CMP [Member]
Discontinued Operations (Textuals)
Proceeds from sale of discontinued operation				$ 27.5
Pre-tax gain (loss) on sale of business	(8.3)			7.4	(1.3)
Impairment charges		$ 28.2	$ 28.2

Joint Venture (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009
Joint Venture (Textuals) [Abstract]
Cash distributions received to date	$ 1.4
Entities proportionate loss from Rx Hub		0.3
Investment in RxHub	0		0.8
Portion of distribution recorded in interest income	$ 0.6

Property and equipment (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property and equipment of our continuing operations, at cost
Total Property and equipment	$ 797.7	$ 704.7
Less accumulated depreciation	(425)	(357.6)
Property and equipment, net	372.7	347.1
Property and equipment (Textuals)
Depreciation expense	91.9	62.4	60.9
Net value of internally developed software	72.9	60.2
Capitalization of internally developed software	34.2
Asset retirement obligation for continuing operations	5.5	5.5
Land and buildings [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	11.2	11.2
Equipment [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	308.8	293.4
Furniture [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	40.6	41
Computer software [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	342.5	295.5
Leasehold Improvements [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	$ 94.6	$ 63.6

Goodwill and other intangible assets (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Goodwill
Gross carrying amount, goodwill	$ 5,593.6		$ 5,604.4
Accumulated Amortization, Goodwill	(107.4)		(107.3)
Goodwill	5,486.2		5,497.1		2,859
Other intangible assets
Finite-Lived Intangible Assets, Gross	2,108.6		2,115.3
Finite-Lived Intangible Assets, Accumulated Amortization	(383.6)		(234.5)
Other intangible assets, net	1,725		1,880.8
PBM [Member]
Goodwill
Gross carrying amount, goodwill	5,513.1		5,523.9
Accumulated Amortization, Goodwill	(107.4)		(107.3)
Goodwill	5,405.7		5,416.6		2,778.5
PBM [Member] | Customer Contracts [Member]
Other intangible assets
Finite-Lived Contractual Rights, Gross	2,018.7		2,018.3
Finite-Lived Intangible Assets, Accumulated Amortization	(346.4)		(197.8)
Finite-Lived Intangible Assets, Net	1,672.3		1,820.5
PBM [Member] | Other Intangible Assets [Member]
Other intangible assets
Other Intangible Assets Gross	20.8	[1]	27.9	[1]
Finite-Lived Intangible Assets, Accumulated Amortization	(5)	[1]	(10.9)	[1]
Finite-Lived Intangible Assets, Net	15.8	[1]	17	[1]
EM [Member]
Goodwill
Gross carrying amount, goodwill	80.5		80.5
Accumulated Amortization, Goodwill	0		0
Goodwill	80.5	[2]	80.5	[2]	80.5	[2]
Other intangible assets
Finite-Lived Intangible Assets, Gross	69.1		69.1
Finite-Lived Intangible Assets, Accumulated Amortization	(32.2)		(25.8)
Other intangible assets, net	36.9		43.3
EM [Member] | Customer Relationships [Member]
Other intangible assets
Finite-Lived Customer Relationships, Gross	68.4		68.4
Finite-Lived Intangible Assets, Accumulated Amortization	(32.2)		(25.8)
Finite-Lived Intangible Assets, Net	36.2		42.6
EM [Member] | Other Intangible Assets [Member]
Other intangible assets
Finite-Lived Intangible Assets, Gross	0.7		0.7
Finite-Lived Intangible Assets, Accumulated Amortization	0		0
Finite-Lived Intangible Assets, Net	0.7		0.7
Other Intangible Assets [Member]
Other intangible assets
Finite-Lived Intangible Assets, Gross	2,039.5		2,046.2
Finite-Lived Intangible Assets, Accumulated Amortization	(351.4)		(208.7)
Finite-Lived Intangible Assets, Net	$ 1,688.1		$ 1,837.5

[1]	Changes in other intangible assets are a result of the write-off of $11.0 million of deferred financing fees related to the credit facility terminated during 2010 and the capitalization of $3.9 million of deferred financing fees related to the new credit facility (see Note 8-Financing).
[2]	Excludes discontinued operations of PMG.

Goodwill and other intangible assets (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010 PBM [Member]		Dec. 31, 2009 PBM [Member]		Dec. 31, 2010 EM [Member]		Dec. 31, 2009 EM [Member]		Dec. 31, 2008 EM [Member]
Summary of change in net carrying value of goodwill by business segment
Beginning Balance	$ 5,497.1		$ 2,859		$ 5,416.6		$ 2,778.5		$ 80.5	[1]	$ 80.5	[1]	$ 80.5	[1]
Acquisitions			2,686.7	[2]			2,686.7	[2]
Adjustment to purchase price allocation	(17.8)	[3]			(17.8)	[3]
Foreign currency translation and other	6.9		(48.6)		6.9		(48.6)
Ending Balance	$ 5,486.2		$ 5,497.1		$ 5,405.7		$ 5,416.6		$ 80.5	[1]	$ 80.5	[1]	$ 80.5	[1]

[1]	Excludes discontinued operations of PMG.
[2]	Represents the acquisition of NextRx in December 2009.
[3]	Represents adjustments to purchase price including settlement of working capital adjustment.

Goodwill and other intangible assets (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 31, 2008
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period of intangible assets subject to amortization	15
Gross carrying value of intangible assets	$ 2,108.6	$ 2,115.3
Accumulated amortization of intangible assets	383.6	234.5
Goodwill and other intangible assets (Textuals)
Write off of Deferred Debt Issuance Cost	11
Line of credit facility deferred financing fees, capitalized	3.9
Amortization expense of other intangible assets	159.8	114.6	35.6
Fees incurred, recorded in interest expense included in amortization expense		66.3
Amortization for customer contracts included as an offset to revenues	114	9.5
Future aggregate amount of amortization expense in 2011	158.8
Future aggregate amount of amortization expense in 2012	158.1
Future aggregate amount of amortization expense in 2013	156.9
Future aggregate amount of amortization expense in 2014	151.3
Future aggregate amount of amortization expense in 2015	133.1
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Major intangible class, minimum	5
Major intangible class, maximum	20
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Major intangible class, minimum	3
Major intangible class, maximum	10
Net book value of intangible assets	1,688.1	1,837.5
Gross carrying value of intangible assets	2,039.5	2,046.2
Accumulated amortization of intangible assets	351.4	208.7
PMG [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off	22.1
Net book value of intangible assets	1.7
Gross carrying value of intangible assets	5.7
Accumulated amortization of intangible assets	$ 4

Financing (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term debt
Senior notes	$ 2,493.6	$ 2,492.3
Revolving credit facility due August 13, 2013	0	0
Other	0.2	0.3
Total debt	2,493.8	3,832.6
Less current maturities	0.1	1,340.1
Long-term debt	2,493.7	2,492.5
Term A Loans [Member]
Long-term debt
Term loans due October 14, 2010	0	540
Term 1 Loans [Member]
Long-term debt
Term loans due October 14, 2010	0	800
5.25% senior notes due 2012, net of unamortized discount
Long-term debt
Senior notes	999.6	999.4
6.25% senior notes due 2014, net of unamortized discount
Long-term debt
Senior notes	996.9	996.1
7.25% senior notes due 2019, net of unamortized discount
Long-term debt
Senior notes	$ 497.1	$ 496.8

Financing (Details 1) (USD $) In Millions	Dec. 31, 2010
Schedule of current maturities for long-term debt
2011	$ 0.1
2012	1,000.1
2013	0.1
2014	1,000
2015	0
Thereafter	500
Long Term Debt Maturities Total	$ 2,500.3

Financing (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 09, 2009	Dec. 31, 2009 Unsecured Credit Facility For Financing Nextrx Acquisition [Member]	Dec. 31, 2010 Revolving Credit Facility Due In 2013 [Member]	Aug. 13, 2010 Revolving Credit Facility Due In 2013 [Member]	Jun. 09, 2009 5.25% senior notes due 2012, net of unamortized discount	Jun. 09, 2009 6.25% senior notes due 2014, net of unamortized discount	Jun. 09, 2009 7.25% senior notes due 2019, net of unamortized discount	Dec. 31, 2010 New revolving credit facility [Member]	Dec. 31, 2010 Senior Notes [Member] Year
Financing (Textuals) [Abstract]
Repayments of long-term debt	$ 1,340
Aggregate Principal Amount Plus Accrued and Unpaid Interest Percentage			100.00%
Basis Points			5000.00%
Subsidiary Ownership Percentage			100.00%
Fees incurred on termination of credit facility		56.3
Additional fees incurred on the completion of acquisition		10
Line of Credit Facility [Line Items]
Revolving credit facility due	0	0
Revolving credit facility						750
Line of credit facility duration				364 days	3 years
Minimum margin percentage over LIBOR interest rate					1.55%
Maximum margin percentage over LIBOR interest rate					1.95%
Minimum commitment fee on the unused portion of the revolving credit facility					0.20%
Maximum commitment fee on the unused portion of the revolving credit facility					0.30%
Debt Instrument [Line Items]
Deferred Financing Costs Related To Debt Instruments Noncurrent Gross										3.9	13.3
Average weighted period for amortization of financing costs, years											5.2
Interest rate on debt instruments							5.25%	6.25%	7.25%
Debt Instrument, Face Amount			$ 2,500	$ 2,500			$ 1,000	$ 1,000	$ 500

Income Taxes (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income from continuing operations before income taxes:
United States	$ 1,918.2	$ 1,312.4	$ 1,215.7
Foreign	(9.5)	(4)	(8.3)
Total	1,908.7	1,308.4	1,207.4
Current provision:
Federal	545.8	407.7	379.4
State	40.3	25.6	17.6
Foreign	0.1	(1.8)	0.9
Total current provision	586.2	431.5	397.9
Deferred provision:
Federal	113.1	43	38.6
State	4.5	3.9	(2.1)
Foreign	0.3	3.4	(2.9)
Total deferred provision	117.9	50.3	33.6
Total current and deferred provision	$ 704.1	$ 481.8	$ 431.5

Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the statutory federal income tax rate and the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	1.70%	1.70%	0.70%
Other, net	0.20%	0.10%
Effective tax rate	36.90%	36.80%	35.70%

Income Taxes (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Allowance for doubtful accounts	$ 17.7	$ 25.6
Net operating loss carryforwards and other tax attributes	34.8	24.6
Deferred compensation	5.6	3.4
Restricted stock	38.5	34.6
Accrued expenses	73.6	114
Other	3.4	2.9
Gross deferred tax assets	173.6	205.1
Less valuation allowance	(23.2)	(16.1)
Net deferred tax assets	150.4	189
Deferred tax liabilities:
Depreciation and property differences	(71.1)	(42.1)
Goodwill and customer contract amortization	(438)	(367.9)
Prepaids	(1.4)	(1.5)
Other	(2.8)	(4.1)
Gross deferred tax liabilities	(513.3)	(415.6)
Net deferred tax liabilities	$ (362.9)	$ (226.6)

Income Taxes (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	$ 56.1	$ 40.4	$ 28.4
Additions for tax positions related to prior years	7.4	11.1	7.9
Reductions for tax positions related to prior years	(5)	(2.2)
Additions for tax positions related to the current year		12.9	9.2
Reductions for tax positions related to the current year	(1.8)
Reductions attributable to settlements with taxing authorities		(0.2)	(2.1)
Reductions as a result of a lapse of the applicable statute of limitations	(0.3)	(5.9)	(3)
Ending Balance	$ 56.4	$ 56.1	$ 40.4

Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textuals)
Income from continuing operations before income taxes	$ 1,908.7	$ 1,308.4	$ 1,207.4
Net tax expense	704.1	481.8	431.5
Cumulative undistributed earnings of Canadian subsidiary for which U.S. taxes have not been provided	43.7	40.6	31.5
Income taxes upon distribution of Undistributed foreign earnings	15.8
Increased effective tax rate	36.90%	36.80%	35.70%
Net tax benefit attributable to lapses in applicable statutes of limitation, favorable audit resolution and changes in unrecognized tax benefits			7.7
Effective tax rate recognized in discontinued operations	35.50%	68.80%	95.90%
Income tax (expense) benefit from discontinued operations	12.9	(1.8)	(2.8)
Net operating loss carryforwards	29.3
Operating loss carryforward expiration dates	between 2011 and 2030
Valuation allowance	19.1
Net current deferred tax asset	86	135
Net long-term deferred tax liability	448.9	361.6
Uncertain tax positions that would impact our effective tax rate if recognized	15.9
Interest expense	2.4	0.7	0.9
Accrued interest	$ 8.1	$ 5.7
Extended date of the statute of limitations for 2005 and 2006 federal income tax return	Sep 15, 2011
Expiry date of latest statue for the examination of state income tax returns for 2005 and beyond	Dec 31, 2014
Income Tax, Years under Examination	2005 — 2007

Common stock (reflecting the two-for-one stock split effective June 8, 2010) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Common stock (Textuals)
Number of additional share of common stock issued for each share of common stock outstanding		1
Share issued in common stock offering	52,900,000		52,900,000
Common stock shares sold as a result of the underwriter's exercise of overallotment option			6,900,000
Underwriter's exercise of common stock overallotment option in full at closing, per share			30.5
Net proceeds resulting from public offering of common stock	$ 1,569,100,000		$ 1,569,100,000
Underwriting discount and issuance costs of common stock			44,400,000
Total share increase in stock repurchase program				30,000,000
Shares repurchased under stock repurchase program		26,900,000
Treasury stock acquired		1,276,200,000		494,400,000
Shares remaining under stock repurchase program		15,100,000
Treasury stock reissued in connection with employee compensation plans		41,300,000
Common stock reserved for employee benefit plans		22,700,000
Expiry date of stockholder rights plan		July 25,2011
Right of a Shareholder to purchase Series A Junior Participating Preferred Stock		0.001
Exercise price of Series A Junior Participating Preferred Stock		$ 300
Exercisable days of common stock under Preferred Share Purchase Rights		10 days
Percentage of outstanding common stock required to exercise the Preferred Share Purchase Rights		15.00%
Minimum percentage of shares required for shareholder to become an acquired person		15.00%
Additional outstanding shares of common stock that a shareholder should purchase in order to become an Acquiring Person ( in Percentage)		2.00%
Percentage of assets required to exercise right		50.00%
Market value of common stock exercisable under Preferred Share Purchase Rights as a percentage to exercise price		2
Redemption price per right		$ 0.01

Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average assumptions to value options and SSRs Granted
Expected volatility of stock	38.40%	37.50%	30.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Weighted average assumptions to value options and SSRs Granted
Expected life of option, in years	3	3	3
Risk-free interest rate	0.50%	1.30%	1.60%
Expected volatility of stock	36.00%	35.00%	30.00%
Maximum [Member]
Weighted average assumptions to value options and SSRs Granted
Expected life of option, in years	5	5	5
Risk-free interest rate	2.40%	2.40%	3.40%
Expected volatility of stock	41.00%	39.00%	37.00%

Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details 1) (USD $) In Millions, except Per Share data	12 Months Ended
Dec. 31, 2010
Status of stock options and SSR
Outstanding at beginning of period, shares	16.4
Granted, shares	2.5
Exercised, shares	(5.1)
Forfeited/cancelled, shares	(0.5)
Outstanding at end of period, shares	13.3
Awards exercisable at period end, shares	7.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Outstanding at beginning of period	$ 20.77
Granted	$ 49.55
Exercised	$ 15.44
Forfeited/cancelled	$ 29.92
Outstanding at end of period	$ 27.83
Awards exercisable at period end	$ 21.75

Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details 2) (USD $) In Millions, except Per Share data	12 Months Ended
Dec. 31, 2010
Status of restricted stock and performance shares
Outstanding at beginning of year, shares	1.2
Restricted stock units and performance shares granted	0.3
Other, Shares	0.2 [1]
Released, Shares	(0.7)
Forfeited/Cancelled	0
Outstanding at end of year, shares	1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Outstanding at start of period	$ 23.66
Restricted Stock and Performance Shares Granted	$ 49.59
Other	$ 49.34 [1]
Released	$ 15.1

[1]	Represents additional performance shares issued above the original value for exceeding certain performance metrics.

Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details 3) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total stock options exercised and restricted shares vested
Proceeds from stock options exercised	$ 38.2	$ 9.4	$ 27.7
Fair value of vested restricted shares	10.5	12.4	4.3
Intrinsic value of stock options exercised	$ 123.7	$ 48.8	$ 41.7
Weighted average fair value of options granted during the year	$ 15.97	$ 7.27	$ 8.94

Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 31, 2008
Employee benefit plans and stock-based compensation plans (Textuals)
Retirement Savings Plan employees contribution as a percentage of salary	15% to 25%
Employers contribution as a percentage on first one percent on employees contribution	200.00%
Employers contribution as a percentage on next three percent on employees contribution	100.00%
Retirement savings plan, contribution expense	$ 26.8	$ 22	$ 19.7
Employees contribution to Employees Stock purchase plan as a percentage of Employees salary	10.00%
Employee Stock Purchase plan Purchase price of shares as a percentage on fair market value	95.00%
Common stock issued under employee stock purchase plan	217,000	260,000	236,000
Common stock reserved for future purchases under the employee stock purchase plan	2,600,000
Contribution by employee for deferred compensation plan's benefit payments from base earnings percentage	50.00%
Contribution by employee for deferred compensation plan's benefit payments from specific bonus percentage	100.00%
Deferred Compensation Plan Employer Contribution As Percentage On Employees Contribution	6.00%
Employers Contribution allocated to Hypothetical Investment In Common Stock Percentage	25.00%
Net deferred compensation plan expense	1.5	(0.6)	1.8
Reserved common stock under deferred compensation plan	5,900,000
Common stock available for issuance under stock-based compensation plans	14,200,000
Maximum contractual term of stock options and SSRs, restricted stock and performance shares, year	10
Restricted stock units and performance shares granted	300,000
Weighted average fair market value of restricted stock units and performance shares	$ 49.59
Performance shares granted to certain officers exceeding certain performance measures	213,000
Maximum multiplier used to calculate value of performance shares	2.5
Total number of non-vested restricted stock and performance share awards	1,000,000	1,200,000
Stock options granted	2,500,000
Weighted average fair value of options granted during the year	$ 15.97	$ 7.27	$ 8.94
Stock options and stock settled appreciation rights vesting grade	3
Vesting period of stock option plan	3
Unearned compensation related to unvested shares for deferred compensation plan	0.3	0.3
Windfall tax benefit related to stock options exercised	58.9
Tax benefit related to employee stock compensation	18.1	16.6	14.3
Weighted average remaining recognition period for SSRs and stock options	1.4
Weighted average remaining recognition period for restricted stock and performance shares	1.4
Weighted average remaining contractual term of stock options and stock settled appreciation rights outstanding	4.2
Weighted average remaining contractual term of stock options and stock settled appreciation rights exercisable	3.1
Intrinsic value shares outstanding	348.6
Intrinsic value shares exercisable	229.5
Restricted Stock and Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	17.5	16.2	16.3
Unearned compensation expense	16.5	16.7
Employee benefit plans and stock-based compensation plans (Textuals)
Unearned compensation expense	16.5	16.7
SSRs And Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	32.1	28.6	23.8
Unearned compensation expense	23.9	21.7
Employee benefit plans and stock-based compensation plans (Textuals)
Unearned compensation expense	$ 23.9	$ 21.7

Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Future minimum lease payments due under noncancellable operating leases excluding the facilities of the discontinued operations of PMG and IP
2011		$ 35.9
2012		29.5
2013		27.3
2014		24.3
2015		23.3
Thereafter		55.8
Total		196.1
Future purchase commitments
2011		90.1
2012		57
2013		18.8
2014		13.7
2015		0.4
Thereafter		0
Total		180
Commitments and contingencies (Textuals)
Rental expense under the office and distribution facilities leases, excluding the discontinued operations of PMG and IP		40.3	27.8	28.8
Annual lease commitments for a new facility	3.4	1.6
Capital lease obligations		5.8
Terms of noncancellable lease agreements Range	10 years	10 years
Capital lease obligations as offset against industrial bonds		5.8
Pharmaceutical purchases from one wholesaler in percent		60.50%
Insurance recovery for previously incurred litigation costs			15
Incurred to the settlement of a lawsuit			$ 35
Noncancellable lease agreement period range		one to ten years
Extended agreement of renewable options range		one to five years

Segment information (Details) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Total amounts reported in Financial Statements
Network revenues																	$ 30,147.8		$ 15,019.3		$ 13,039.9
Home delivery and specialty revenues																	13,398.2		8,352.9		7,436.6
Other revenues																	1,153.9		1,073		1,201.2
Service revenues																	273.3		277.1		263.5
Total revenues	11,294.2	[1],[2]	11,251.8	[1],[2]	11,288.8	[1],[2]	11,138.4	[1],[2],[3]	8,197	[1],[2]	5,613	[1],[2]	5,496.8	[1],[2]	5,415.5	[1],[2],[3]	44,973.2	[4]	24,722.3	[4]	21,941.2	[4]
Depreciation and amortization expense																	244.7		106.7		94.1
Operating income	557.9	[2]	528	[2]	530.3	[2]	454.7	[2],[3]	403.6	[2]	358.4	[2]	380.2	[2]	355.3	[2],[3]	2,070.9		1,497.5		1,274.3
Non-operating charges, net																					(2)
Undistributed loss from joint venture																					(0.3)
Interest income																	4.9		5.3		13
Interest expense																	(167.1)		(194.4)		(77.6)
Income before income taxes																	1,908.7		1,308.4		1,207.4
Capital expenditures																	119.9		147.5		83.8
PBM [Member]
Reportable Segments Information
Network revenues, by segment																	30,147.8		15,019.3		13,039.9
Home delivery and specialty revenues, by segment																	13,398.2		8,352.9		7,436.6
Service revenue, by segment																	260.9		264.7		250.4
Total revenue, by segment																	43,806.9		23,636.9		20,726.9
Depreciation and amortization expense, by segment																	236.9		98.3		86.1
Operating income, by segment																	2,061.5		1,490.4		1,272.6
Capital expenditures, by segment																	116.9		145.4		83.7
EM [Member]
Reportable Segments Information
Other revenue, by segment																	1,153.9		1,073		1,201.2
Service revenue, by segment																	12.4		12.4		13.1
Total revenue, by segment																	1,166.3		1,085.4		1,214.3
Depreciation and amortization expense, by segment																	7.8		8.4		8
Operating income, by segment																	9.4		7.1		1.7
Capital expenditures, by segment																	$ 3		$ 2.1		$ 0.1

[1]	Includes retail pharmacy co-payments of $1662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
[2]	Includes the December 1, 2009 acquisition of NextRx.
[3]	Restated to exclude the discontinued operations of PMG
[4]	Includes retail pharmacy co-payments of $6,181.4, $3,132.1, and $3,153.6 for the years ended December 31, 2010, 2009, and 2008, respectively.

Segment Information (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Segment information (Details) [Abstract]
Total assets	$ 10,557.8	$ 11,931.2
DISC OP [Member]
Balance sheet information about reportable segments
Total Assets, by segment	0	36.4
PBM [Member]
Balance sheet information about reportable segments
Total Assets, by segment	10,155.1	11,629.1
EM [Member]
Balance sheet information about reportable segments
Total Assets, by segment	$ 402.7	$ 265.7

Segment Information (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment information (Textuals)
Revenues earned by Canadian PBM totaled	$ 52.2	$ 49.2	$ 44.5
Long-lived assets of Canadian PBM (consisting primarily of fixed assets) totaled	$ 16.7	$ 15.2
Revenue percentage represented by five top clients	55.20%	23.70%	18.20%
None of client represented consolidated revenue	10% or more	10% or more	10% or more
Well Point [Member]
Segment information (Textuals)
Revenue percentage represented by largest clients	29.20%
DoD [Member]
Segment information (Textuals)
Revenue percentage represented by largest clients	19.70%

Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Unaudited quarterly financial data
Total revenues	$ 11,294.2	[1],[2]	$ 11,251.8	[1],[2]	$ 11,288.8	[1],[2]	$ 11,138.4	[1],[2],[3]	$ 8,197	[1],[2]	$ 5,613	[1],[2]	$ 5,496.8	[1],[2]	$ 5,415.5	[1],[2],[3]	$ 44,973.2	[4]	$ 24,722.3	[4]	$ 21,941.2	[4]
Cost of revenues	10,520.8	[1],[2]	10,487.7	[1],[2]	10,531.3	[1],[2]	10,475.2	[1],[2],[3]	7,509.3	[1],[2]	5,001.9	[1],[2]	4,904.2	[1],[2]	4,882.9	[1],[2],[3]	42,015	[4]	22,298.3	[4]	19,910.6	[4]
Gross profit	773.4	[2]	764.1	[2]	757.5	[2]	663.2	[2],[3]	687.7	[2]	611.1	[2]	592.6	[2]	532.6	[2],[3]	2,958.2		2,424		2,030.6
Selling, general and administrative	215.5	[2]	236.1	[2]	227.2	[2]	208.5	[2],[3]	284.1	[2]	252.7	[2]	212.4	[2]	177.3	[2],[3]	887.3		926.5		756.3
Operating income	557.9	[2]	528	[2]	530.3	[2]	454.7	[2],[3]	403.6	[2]	358.4	[2]	380.2	[2]	355.3	[2],[3]	2,070.9		1,497.5		1,274.3
Net income from continuing operations	329.6	[2]	307.1	[2]	307.3	[2]	260.6	[2],[3]	223.1	[2]	196.8	[2]	192.1	[2]	214.6	[2],[3]	1,204.6		826.6		775.9
Net (loss) income from discontinued operations, net of tax			(5.6)	[2]	(17.4)	[2]	(0.4)	[2],[3]	0.2	[2]	0.8	[2]	0.2	[2]	(0.2)	[2],[3]	(23.4)		1		0.2
Net income	329.6	[2]	301.5	[2]	289.9	[2]	260.2	[2],[3]	223.3	[2]	197.6	[2]	192.3	[2]	214.4	[2],[3]	1,181.2		827.6		776.1
Basic earnings (loss) per share:
Continuing operations	$ 0.62	[2]	$ 0.58	[2]	$ 0.56	[2]	$ 0.47	[2],[3]	$ 0.41	[2]	$ 0.36	[2]	$ 0.37	[2]	$ 0.43	[2],[3]	$ 2.24		$ 1.57		$ 1.56
Discontinued operations			$ (0.01)	[2]	$ (0.03)	[2]											$ (0.04)
Net earnings	$ 0.62	[2]	$ 0.57	[2]	$ 0.53	[2]	$ 0.47	[2],[3]	$ 0.41	[2]	$ 0.36	[2]	$ 0.37	[2]	$ 0.43	[2],[3]	$ 2.19		$ 1.57		$ 1.56
Diluted earnings (loss) per share:
Continuing operations	$ 0.62	[2]	$ 0.57	[2]	$ 0.56	[2]	$ 0.47	[2],[3]	$ 0.4	[2]	$ 0.35	[2]	$ 0.37	[2]	$ 0.43	[2],[3]	$ 2.21		$ 1.55		$ 1.54
Discontinued operations			$ (0.01)	[2]	$ (0.03)	[2]											$ (0.04)
Net earnings	$ 0.62	[2]	$ 0.56	[2]	$ 0.53	[2]	$ 0.47	[2],[3]	$ 0.4	[2]	$ 0.36	[2]	$ 0.37	[2]	$ 0.43	[2],[3]	$ 2.17		$ 1.56		$ 1.54
Quarterly Financial Data (Unaudited) (Textuals) [Abstract]
Retail pharmacy co-payments	$ 1,493		$ 1,478.5		$ 1,547.3		$ 1,662.6				$ 708.4		$ 721.1		$ 822.7				$ 879.9

[1]	Includes retail pharmacy co-payments of $1662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
[2]	Includes the December 1, 2009 acquisition of NextRx.
[3]	Restated to exclude the discontinued operations of PMG
[4]	Includes retail pharmacy co-payments of $6,181.4, $3,132.1, and $3,153.6 for the years ended December 31, 2010, 2009, and 2008, respectively.

Condensed Consolidating Financial Information (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Condensed Consolidating Balance Sheet
Cash and cash equivalents	$ 523.7	$ 1,070.4	$ 530.7	$ 434.7
Restricted cash and investments	16.3	9.1
Receivables, net	1,720.9	2,516.4
Other current assets	680.4	542.2
Current assets of discontinued operations	0	5.4
Total current assets	2,941.3	4,143.5
Property and equipment, net	372.7	347.1
Investments in subsidiaries	0	0
Intercompany	0	0
Goodwill	5,486.2	5,497.1	2,859
Other intangible assets, net	1,725	1,880.8
Other assets	32.6	31.7
Noncurrent assets of discontinued operations	0	31
Total assets	10,557.8	11,931.2
Claims and rebates payable	2,666.5	2,850.7
Accounts payable	656.7	706.4
Accrued expenses	593.9	549.2
Current maturities of long-term debt	0.1	1,340.1
Current liabilities of discontinued operations	0	10.4
Total current liabilities	3,917.2	5,456.8
Long-term debt	2,493.7	2,492.5
Intercompany	0	0
Other liabilities	540.3	430.1
Total stockholders' equity	3,606.6	3,551.8	1,078.2	696.4
Total liabilities and stockholders' equity	10,557.8	11,931.2
Express Scripts, Inc. [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	456.7	1,005	488.1	386.3
Restricted cash and investments	0	0
Receivables, net	1,175.6	1,179.8
Other current assets	249	196
Current assets of discontinued operations		0
Total current assets	1,881.3	2,380.8
Property and equipment, net	231.5	239.6
Investments in subsidiaries	6,382.2	5,970.2
Intercompany	0	0
Goodwill	2,921.4	2,939.2
Other intangible assets, net	1,426.2	1,543.9
Other assets	20.6	21.3
Noncurrent assets of discontinued operations		0
Total assets	12,863.2	13,095
Claims and rebates payable	2,664.9	2,264.3
Accounts payable	634.4	674.4
Accrued expenses	288.7	312.7
Current maturities of long-term debt	0	1,340
Current liabilities of discontinued operations		0
Total current liabilities	3,588	4,591.4
Long-term debt	2,493.7	2,492.5
Intercompany	3,094.8	2,387.2
Other liabilities	80.1	72.1
Total stockholders' equity	3,606.6	3,551.8
Total liabilities and stockholders' equity	12,863.2	13,095
Guarantors [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	9	10	8.9	16.4
Restricted cash and investments	11.7	7.5
Receivables, net	536.2	1,326.7
Other current assets	396	340.6
Current assets of discontinued operations		0
Total current assets	952.9	1,684.8
Property and equipment, net	127.2	96.5
Investments in subsidiaries	0	0
Intercompany	3,214	2,500.2
Goodwill	2,538.8	2,533.1
Other intangible assets, net	294.8	332.6
Other assets	10.1	8.5
Noncurrent assets of discontinued operations		0
Total assets	7,137.8	7,155.7
Claims and rebates payable	1.6	586.4
Accounts payable	17.7	29
Accrued expenses	294.5	225.2
Current maturities of long-term debt	0.1	0.1
Current liabilities of discontinued operations		0
Total current liabilities	313.9	840.7
Long-term debt	0	0
Intercompany	0	0
Other liabilities	455.5	356.3
Total stockholders' equity	6,368.4	5,958.7
Total liabilities and stockholders' equity	7,137.8	7,155.7
Non-Guarantors [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	58	55.4	33.7	32
Restricted cash and investments	4.6	1.6
Receivables, net	9.1	9.9
Other current assets	35.4	5.6
Current assets of discontinued operations		5.4
Total current assets	107.1	77.9
Property and equipment, net	14	11
Investments in subsidiaries	0	0
Intercompany	0	0
Goodwill	26	24.8
Other intangible assets, net	4	4.3
Other assets	1.9	1.9
Noncurrent assets of discontinued operations		31
Total assets	153	150.9
Claims and rebates payable	0	0
Accounts payable	4.6	3
Accrued expenses	10.7	11.3
Current maturities of long-term debt	0	0
Current liabilities of discontinued operations		10.4
Total current liabilities	15.3	24.7
Long-term debt	0	0
Intercompany	119.2	113
Other liabilities	4.7	1.7
Total stockholders' equity	13.8	11.5
Total liabilities and stockholders' equity	153	150.9
Eliminations [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Receivables, net	0	0
Other current assets	0	0
Current assets of discontinued operations		0
Total current assets	0	0
Property and equipment, net	0	0
Investments in subsidiaries	(6,382.2)	(5,970.2)
Intercompany	(3,214)	(2,500.2)
Goodwill	0	0
Other intangible assets, net	0	0
Other assets	0	0
Noncurrent assets of discontinued operations		0
Total assets	(9,596.2)	(8,470.4)
Claims and rebates payable	0	0
Accounts payable	0	0
Accrued expenses	0	0
Current maturities of long-term debt	0	0
Current liabilities of discontinued operations		0
Total current liabilities	0	0
Long-term debt	0	0
Intercompany	(3,214)	(2,500.2)
Other liabilities	0	0
Total stockholders' equity	(6,382.2)	(5,970.2)
Total liabilities and stockholders' equity	$ (9,596.2)	$ (8,470.4)

Condensed Consolidating Financial Information (Details 1) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Condensed Consolidating Statement of Operations
Revenues	$ 11,294.2	[1],[2]	$ 11,251.8	[1],[2]	$ 11,288.8	[1],[2]	$ 11,138.4	[1],[2],[3]	$ 8,197	[1],[2]	$ 5,613	[1],[2]	$ 5,496.8	[1],[2]	$ 5,415.5	[1],[2],[3]	$ 44,973.2	[4]	$ 24,722.3	[4]	$ 21,941.2	[4]
Operating expenses																	42,902.3		23,224.8		20,666.9
Operating income	557.9	[2]	528	[2]	530.3	[2]	454.7	[2],[3]	403.6	[2]	358.4	[2]	380.2	[2]	355.3	[2],[3]	2,070.9		1,497.5		1,274.3
Non-operating charges, net																					(2)
Undistributed loss from joint venture																					(0.3)
Interest expense, net																	(162.2)		(189.1)		(64.6)
Income before income taxes																	1,908.7		1,308.4		1,207.4
Provision for income taxes																	704.1		481.8		431.5
Net income (loss) from continuing operations	329.6	[2]	307.1	[2]	307.3	[2]	260.6	[2],[3]	223.1	[2]	196.8	[2]	192.1	[2]	214.6	[2],[3]	1,204.6		826.6		775.9
Net (loss) income from discontinued operations, net of tax			(5.6)	[2]	(17.4)	[2]	(0.4)	[2],[3]	0.2	[2]	0.8	[2]	0.2	[2]	(0.2)	[2],[3]	(23.4)		1		0.2
Net income (loss)	329.6	[2]	301.5	[2]	289.9	[2]	260.2	[2],[3]	223.3	[2]	197.6	[2]	192.3	[2]	214.4	[2],[3]	1,181.2		827.6		776.1
Express Scripts, Inc. [Member]
Condensed Consolidating Statement of Operations
Revenues																	29,594.6		14,642.9		9,674.6
Operating expenses																	28,176.8		13,654.9		8,865.9
Operating income																	1,417.8		988		808.7
Non-operating charges, net																					(2)
Undistributed loss from joint venture																					(0.3)
Interest expense, net																	(156.2)		(179.6)		(49.7)
Income before income taxes																	1,261.6		808.4		756.7
Provision for income taxes																	462.3		293		275.4
Net income (loss) from continuing operations																	799.3		515.4		481.3
Equity in earnings of subsidiaries																	381.9		312.2		294.8
Net income (loss)																	1,181.2		827.6		776.1
Guarantors [Member]
Condensed Consolidating Statement of Operations
Revenues																	15,287.8		10,004.2		12,208.4
Operating expenses																	14,635.8		9,497.7		11,737.7
Operating income																	652		506.5		470.7
Interest expense, net																	(6.2)		(6.5)		(13.1)
Income before income taxes																	645.8		500		457.6
Provision for income taxes																	241		185.9		157.5
Net income (loss) from continuing operations																	404.8		314.1		300.1
Net income (loss)																	404.8		314.1		300.1
Non-Guarantors [Member]
Condensed Consolidating Statement of Operations
Revenues																	90.8		75.2		58.2
Operating expenses																	89.7		72.2		63.3
Operating income																	1.1		3		(5.1)
Interest expense, net																	0.2		(3)		(1.8)
Income before income taxes																	1.3				(6.9)
Provision for income taxes																	0.8		2.9		(1.4)
Net income (loss) from continuing operations																	0.5		(2.9)		(5.5)
Net (loss) income from discontinued operations, net of tax																	(23.4)		1		0.2
Net income (loss)																	(22.9)		(1.9)		(5.3)
Eliminations [Member]
Condensed Consolidating Statement of Operations
Equity in earnings of subsidiaries																	(381.9)		(312.2)		(294.8)
Net income (loss)																	$ (381.9)		$ (312.2)		$ (294.8)

[1]	Includes retail pharmacy co-payments of $1662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
[2]	Includes the December 1, 2009 acquisition of NextRx.
[3]	Restated to exclude the discontinued operations of PMG
[4]	Includes retail pharmacy co-payments of $6,181.4, $3,132.1, and $3,153.6 for the years ended December 31, 2010, 2009, and 2008, respectively.

Condensed Consolidating Financial Information (Details 2) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		$ 2,117.4	$ 1,771.5	$ 1,103
Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture			(4,672.6)	(251.5)
Purchase of short-term investments		(38)	(1,201.4)
Sale of short-term investments			1,198.9
Purchases of property and equipment		(119.9)	(147.5)	(83.8)
Proceeds from the sale of business		2.5		27.7
Other		12.8	2.1	(11)
Net cash used in investing activities - continuing operations		(145.1)	(4,820.5)	(318.6)
Net cash used in investing activities - discontinued operations		(0.8)	(1.9)	(2)
Net cash used in investing activities		(145.9)	(4,822.4)	(320.6)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts			2,491.6
Net proceeds from stock issuance	1,569.1		1,569.1
Repayment of long-term debt		(1,340.1)	(420.1)	(260)
Deferred financing fees		(3.9)	(79.5)
Treasury stock acquired		(1,276.2)		(494.4)
Tax benefit relating to employee stock-based compensation		58.9	13.4	42.1
Net proceeds from employee stock plans		35.3	12.5	31.9
Other		3
Net cash (used in) provided by financing activities		(2,523)	3,587	(680.4)
Effect of foreign currency translation adjustment		4.8	3.6	(6)
Net (decrease) increase in cash and cash equivalents		(546.7)	539.7	96
Cash and cash equivalents at beginning of year	530.7	1,070.4	530.7	434.7
Cash and cash equivalents at end of year		523.7	1,070.4	530.7
Express Scripts, Inc. [Member]
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		1,709.3	1,684.9	1,265.2
Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture			(8,881.7)	(251.5)
Purchase of short-term investments			(1,201.4)
Sale of short-term investments			1,198.9
Purchases of property and equipment		(53.1)	(116.6)	(66.8)
Proceeds from the sale of business				27.7
Other		17.6	6.4	(11)
Net cash used in investing activities - continuing operations		(35.5)	(8,994.4)	(301.6)
Net cash used in investing activities		(35.5)	(8,994.4)	(301.6)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts			2,491.6
Net proceeds from stock issuance			1,569.1
Repayment of long-term debt		(1,340.1)	(420.1)	(260)
Deferred financing fees		(3.9)	(79.5)
Treasury stock acquired		(1,276.2)		(494.4)
Tax benefit relating to employee stock-based compensation		58.9	13.4	42.1
Net proceeds from employee stock plans		35.3	12.5	31.9
Net transactions with parent		300.9	4,239.4	(181.4)
Other		3
Net cash (used in) provided by financing activities		(2,222.1)	7,826.4	(861.8)
Net (decrease) increase in cash and cash equivalents		(548.3)	516.9	101.8
Cash and cash equivalents at beginning of year	488.1	1,005	488.1	386.3
Cash and cash equivalents at end of year		456.7	1,005	488.1
Guarantors [Member]
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		773.2	385.2	84.6
Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture			(465.9)
Purchases of property and equipment		(61.3)	(22.6)	(9.7)
Other		(4.3)	(2.7)
Net cash used in investing activities - continuing operations		(65.6)	(491.2)	(9.7)
Net cash used in investing activities		(65.6)	(491.2)	(9.7)
Cash flows from financing activities:
Net transactions with parent		(708.6)	107.1	(82.4)
Net cash (used in) provided by financing activities		(708.6)	107.1	(82.4)
Net (decrease) increase in cash and cash equivalents		(1)	1.1	(7.5)
Cash and cash equivalents at beginning of year	8.9	10	8.9	16.4
Cash and cash equivalents at end of year		9	10	8.9
Non-Guarantors [Member]
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		16.8	13.6	48
Cash flows from investing activities:
Purchase of short-term investments		(38)
Purchases of property and equipment		(5.5)	(8.3)	(7.3)
Other		(0.5)	(1.6)
Net cash used in investing activities - continuing operations		(44)	(9.9)	(7.3)
Net cash used in investing activities - discontinued operations		(0.8)	(1.9)	(2)
Net cash used in investing activities		(44.8)	(11.8)	(9.3)
Cash flows from financing activities:
Net transactions with parent		25.8	16.3	(31)
Net cash (used in) provided by financing activities		25.8	16.3	(31)
Effect of foreign currency translation adjustment		4.8	3.6	(6)
Net (decrease) increase in cash and cash equivalents		2.6	21.7	1.7
Cash and cash equivalents at beginning of year	33.7	55.4	33.7	32
Cash and cash equivalents at end of year		58	55.4	33.7
Eliminations [Member]
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		(381.9)	(312.2)	(294.8)
Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture			4,675
Net cash used in investing activities - continuing operations			4,675
Net cash used in investing activities			4,675
Cash flows from financing activities:
Net transactions with parent		381.9	(4,362.8)	294.8
Net cash (used in) provided by financing activities		381.9	(4,362.8)	294.8
Cash and cash equivalents at beginning of year		0
Cash and cash equivalents at end of year		$ 0	$ 0

Condensed Consolidating Financial Information (Details Textuals)	12 Months Ended
Dec. 31, 2010 Year Day Subsidiary
Condensed consolidating financial information (Textuals)
Ownership in domestic subsidiaries	1

Valuation and Qualifying Accounts and Reserves of Continuing Operations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 93.4	$ 76.7	$ 75.4
Charges to Costs and Expenses	5.2	24.1	30
Charges to Other Accounts		13.6	7.4
Deductions	33.8	21	36.1
Balance at End of Period	64.8	93.4	76.7
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	16.1	11.7	8.3
Charges to Costs and Expenses	7.1	4.4	3.4
Balance at End of Period	$ 23.2	$ 16.1	$ 11.7